                                        ------------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-8644
                                  ---------------------------------------------

    Variable Insurance Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    3435 Stelzer Road, Columbus, OH                                 43219
--------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)

    BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000
                                                   --------------------

Date of fiscal year end:  December 31
                        ---------------------------

Date of reporting period:  June 30, 2005
                         ---------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

AMSOUTH VALUE FUND INCEPTION 10/23/1997


PORTFOLIO MANAGER
BRIAN B. SULLIVAN, CFA
Director, Value Equity Strategies
AmSouth Asset Management, Inc.


HOW DID THE FUND PERFORM?
For the six months ended June 30, 2005, the AmSouth Value Fund (Variable Annuity) provided a total return of 1.19%. The total return for the Fund's benchmark, the S&P 500 Index,(1) was -0.81%.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR, AND HOW DID THEY INFLUENCE PERFORMANCE?
We continued to position the Fund in stocks and sectors we believe may perform well in the current economic climate. Our stock-selection strategies accounted for the bulk of the fund's outperformance, relative to the benchmark. In particular, our stock choices in the financials, consumer discretionary, information technology, industrials and health care sectors boosted the Fund's relative performance. Specifically, our overweight in insurance stocks was important to relative performance in the financials sector. Insurance stocks rebounded, as investor concerns regarding the industry subsided. In addition, insurance companies generally offer high relative yields and steady, predictable revenues. Despite our slight underweight to financials, the fund's holdings significantly outperformed the benchmark's financials stocks, and they were the largest contributor to the Fund's total return.

In terms of absolute performance, the fund's best-performing areas included the energy, utilities and health care sectors. In health care, the Fund was underweighted, yet its health care stocks still outperformed the benchmark's. The Fund was underweighted in energy and utilities, which detracted from relative performance.

WHAT WERE THE FUND'S TOP HOLDINGS?
As of June 30, 2005, the Fund's top five holdings included Citigroup, Inc., comprising 3.2% of the Fund's assets; St. Paul Travelers Cos., Inc., 2.9%; Bank of America Corp., 2.7%; Caterpillar, Inc., 2.6%; Dow Chemical Co., 2.5%.(2)

HOW DO YOU PLAN ON POSITIONING THE FUND FOR THE MONTHS AHEAD?
We believe the stock market should continue to generate positive returns throughout the rest of 2005. Nevertheless, the market cycle is aging, and we are watching for signs of a slowdown in the economy and the stock market. Although such a slowdown is not apparent yet, when it is we would expect to reduce the Fund's exposure to materials and industrials stocks and implement a more defensive strategy.


(1) THE PERFORMANCE OF THE AMSOUTH VALUE FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH SELECT EQUITY FUND INCEPTION 5/3/1999


PORTFOLIO MANAGERS
NEIL WRIGHT, JANNA SAMPSON, PETER JANKOVSKIS
OakBrook Investments, LLC
(sub-advisor)


HOW DID THE FUND PERFORM?
For the six months ended June 30, 2005, the AmSouth Select Equity Fund (Variable Annuity) provided a total return of -6.56%. The total return for the Fund's benchmark, the S&P 500 Index,(1) was -0.81%.

WHAT WERE YOUR KEY STRATEGIES, AND HOW DID THEY AFFECT PERFORMANCE?
The Fund invests in a concentrated portfolio of 20 to 25 industry-leading, "market power" companies. In general, these are large-capitalization companies exhibiting steady, predictable earnings growth. They also tend to be users of commodities and producers of consumer goods, which puts pressure on profit margins in an environment of rising commodity prices and stable consumer prices--the type of environment characteristic of the first half of 2005.

In time, "market power" stocks should adjust to higher commodity prices either by passing along higher costs to consumers or by adjusting their production techniques. Unfortunately, there usually is a lag between an increase in commodity prices and the stabilization of profits, and this lag put pressure on earnings and valuations for many of the Fund's holdings.

WHAT WERE THE FUND'S LARGEST HOLDINGS?
In terms of sector exposure, we positioned the Fund for an environment of strong economic growth, with a substantial overweight in consumer discretionary stocks.

As of June 30, 2005, the Fund's five largest holdings included Pitney Bowes, comprising 7.3% of the Fund's assets; Automatic Data Processing, 7.0%; Home Depot, 7.0%; McDonald's, 6.9%; and Waste Management, 6.5%.(2)

WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET?
We expect commodity price increases to stabilize or moderate as the second half of the year progresses. This should help profit margins and earnings recover for our "market power stocks," leading to improved relative performance.


(1) THE PERFORMANCE OF THE AMSOUTH SELECT EQUITY FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH CAPITAL GROWTH FUND INCEPTION 5/1/2001


PORTFOLIO MANAGER
JOHN MARK MCKENZIE
Sr. Vice President
AmSouth Asset Management, Inc.


HOW DID THE FUND PERFORM?
For the six months ended June 30, 2005, the AmSouth Capital Growth Fund (Variable Annuity) provided a total return of -1.69%. The total return for the Fund's benchmark, the S&P 500/Barra Growth Index,(1) was -1.73%.

WHAT FACTORS INFLUENCED THE MARKET FOR GROWTH STOCKS?
Rising oil prices and the Federal Reserve's continued policy of raising short-term interest rates had the greatest impact on performance for the first six months of 2005. Although rising interest rates didn't materially affect stock prices, they took their toll on investor psychology during the period, as investors evaluated various economic data and how they would affect the Fed's tightening campaign. Overall, rising oil prices dominated the news, consumer behavior and market performance. Early in 2005, Standard & Poor's moved Exxon, one of the largest names in the energy sector, from its value benchmark to its growth benchmark, resulting in a seven-percentage-point increase in the growth benchmark's energy weighting. Exxon posted strong results for the six-month period, which significantly boosted the benchmark's return.

WHAT WERE YOUR KEY STRATEGIES DURING THE PERIOD?
We continued to maintain significant positions in high-growth areas of the economy, including the technology and consumer discretionary sectors, which contributed positively to performance. Our energy underweight created the strongest headwind for the Fund. We don't perceive energy as a high-growth sector, so we therefore kept the Fund's energy exposure at approximately 2%, versus the benchmark's 9%. Although the Fund did not participate fully in the energy sector's strong performance run, it realized decent contributions from the technology, consumer discretionary and health care sectors, which more than offset the energy sector's underperformance relative to the benchmark.

WHAT WERE THE FUND'S LARGEST HOLDINGS?
As of June 30, 2005, the Fund's top five holdings included General Electric Co., comprising 3.7% of the Fund's assets; Microsoft Corp., 3.4%; Johnson &
Johnson, 3.4%; Intel Corp., 3.1%; Cisco Systems, Inc., 2.9%.(2)

WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET?
Looking ahead, we believe the climate for growth stocks is improving. Our forecast doesn't call for outlandish economic growth, so we don't believe inflation or interest rates present a significant concern. Nevertheless, we remain somewhat concerned about rising energy prices and how they may affect consumer spending. A significant portion of the Fund's stock and sector allocations are directly related to consumer behavior. We regard higher energy costs as a tax, because consumers have few alternatives to combat rising prices. In particular, we will monitor the effect of higher gasoline prices on certain retailing stocks.


(1) THE PERFORMANCE OF THE AMSOUTH CAPITAL GROWTH FUND IS MEASURED AGAINST THE S&P 500/BARRA GROWTH INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF LARGE-CAP GROWTH STOCKS AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH VALUE FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 SHARES                                                                VALUE
---------                                                          -------------
COMMON STOCKS -- 98.3%
   32,000  ACE Ltd.                                                $   1,435,200
   13,000  AFLAC, Inc.                                                   562,640
   41,000  Alcoa, Inc.                                                 1,071,330
   17,000  American Electric Power Co., Inc.                             626,790
   23,000  American International Group, Inc.                          1,336,300
   35,000  Bank of America Corp.                                       1,596,350
   19,000  BellSouth Corp.                                               504,830
   24,000  Caremark Rx, Inc. *                                         1,068,480
   16,200  Caterpillar, Inc.                                           1,544,022
   22,400  Chevron Corp.                                               1,252,608
    7,000  Chubb Corp.                                                   599,270
   15,000  CIT Group, Inc.                                               644,550
   40,400  Citigroup, Inc.                                             1,867,693
   22,000  ConocoPhillips                                              1,264,780
    7,000  Constellation Energy Group                                    403,830
   19,000  Costco Wholesale Corp.                                        851,580
    9,129  Deere & Co.                                                   597,858
   10,000  Dominion Resources, Inc.                                      733,900
   33,000  Dow Chemical Co.                                            1,469,490
   26,000  Eastman Chemical Co.                                        1,433,900
   11,000  Eli Lilly & Co.                                               612,810
   41,000  EMC Corp. *                                                   562,110
    2,100  Entergy Corp.                                                 158,655
   10,000  Exxon Mobil Corp.                                             574,700
    7,000  Fifth Third Bancorp                                           288,470
   14,000  Freddie Mac                                                   913,220
   15,000  Genuine Parts Co.                                             616,350
   10,000  Golden West Financial Corp.                                   643,800
    9,000  Goldman Sachs Group, Inc.                                     918,180
   21,000  Halliburton Co.                                             1,004,220
   48,000  Health Management Associates, Inc., Class A                 1,256,640
   55,000  Hewlett-Packard Co.                                         1,293,050
   23,500  Home Depot, Inc.                                              914,150
   16,000  Honeywell International, Inc.                                 586,080
    5,887  IBM Corp.                                                     436,815
   14,000  Ingersoll-Rand Co., Ltd., Class A                             998,900
   34,000  JPMorgan Chase & Co.                                        1,200,880
   12,000  Kohl's Corp. *                                                670,920
   28,300  Lincoln National Corp.                                      1,327,836
   16,500  Merrill Lynch & Co., Inc.                                     907,665
   12,000  MetLife, Inc.                                                 539,280
   17,000  Molson Coors Brewing Co., Class B                           1,054,000
   52,000  Nokia Corp. -- ADR                                            865,280
   43,000  Office Depot, Inc. *                                          982,120
   37,000  Pfizer, Inc.                                                1,020,460
   37,000  Pier 1 Imports, Inc.                                          525,030
   12,000  Prudential Financial, Inc.                                    787,920
   19,000  Raytheon Co.                                                  743,280
   55,000  SBC Communications, Inc.                                    1,306,250
   12,000  Sprint Corp.                                                  301,080
   43,000  St. Paul Travelers Cos., Inc.                               1,699,790
   36,000  Staples, Inc.                                                 767,520
    6,000  SunTrust Banks, Inc.                                          433,440
   17,500  Time Warner, Inc. *                                           292,425
   46,000  Tyco International, Ltd.                                    1,343,200
   32,000  U.S. Bancorp                                                  934,400
   10,000  United Technologies Corp.                               $     513,500
   26,000  Verizon Communications, Inc.                                  898,300
   38,000  Viacom, Inc., Class B                                       1,216,760
   18,000  Wachovia Corp.                                                892,800
   35,000  Washington Mutual, Inc.                                     1,424,150
    8,000  WellPoint, Inc. *                                             557,120
   13,000  Wells Fargo & Co.                                             800,540
   19,000  XL Capital Ltd., Class A                                    1,413,980
                                                                   -------------
           Total Common Stocks                                        58,063,477
                                                                   -------------
INVESTMENT COMPANIES -- 1.7%
1,025,235  AIM Liquid Assets Money Market Fund                         1,025,235
                                                                   -------------
           Total Investment Companies                                  1,025,235
                                                                   -------------
           TOTAL (COST $51,372,491) -- 100.0%                      $  59,088,712
                                                                   =============

----------
Percentages indicated are based on net assets of $59,092,593.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH SELECT EQUITY FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 SHARES                                                                VALUE
--------                                                           -------------
COMMON STOCK -- 98.3%
 130,100   American Power Conversion Corp.                         $   3,069,059
 103,000   Automatic Data Processing, Inc.                             4,322,910
  38,000   Briggs & Stratton Corp.                                     1,315,560
  40,200   Gannett Co., Inc.                                           2,859,426
  60,900   General Mills, Inc.                                         2,849,511
  42,200   Gillette Co.                                                2,136,586
  83,800   H.J. Heinz Co.                                              2,968,196
  63,400   Harley-Davidson, Inc.                                       3,144,640
 110,300   Home Depot, Inc.                                            4,290,670
  69,100   International Flavors & Fragrances, Inc.                    2,502,802
  39,138   J.M. Smucker Co.                                            1,837,138
  45,600   Kimberly-Clark Corp.                                        2,854,104
 153,000   McDonald's Corp.                                            4,245,750
 113,900   Microsoft Corp.                                             2,829,276
  52,800   Pfizer, Inc.                                                1,456,224
 102,900   Pitney Bowes, Inc.                                          4,481,295
  32,700   Snap-on, Inc.                                               1,121,610
  85,300   SYSCO Corp.                                                 3,087,007
  64,400   Tribune Co.                                                 2,265,592
 112,500   Walt Disney Co.                                             2,832,750
 140,400   Waste Management, Inc.                                      3,978,936
                                                                   -------------
           Total Common Stocks                                        60,449,042
                                                                   -------------
INVESTMENT COMPANIES -- 1.6%
 986,163   BNY Hamilton Money Fund                                 $     986,163
   1,530   BNY Hamilton Treasury Money Fund                                1,530
                                                                   -------------
           Total Investment Companies                                    987,693
                                                                   -------------
           TOTAL (COST $55,590,091) -- 99.9%                       $  61,436,735
                                                                   =============

----------
Percentages indicated are based on net assets of $61,511,260.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH CAPITAL GROWTH FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 SHARES                                                                VALUE
--------                                                           -------------
COMMON STOCK -- 97.3%
   3,800   3M Co.                                                  $     274,740
   4,800   Abbott Laboratories                                           235,248
   6,900   American Express Co.                                          367,287
   2,600   American International Group, Inc.                            151,060
   5,400   Amgen, Inc. *                                                 326,484
   2,600   Apollo Group, Inc., Class A *                                 203,372
  11,200   Applied Materials, Inc.                                       181,216
   4,100   Barr Laboratories, Inc. *                                     199,834
   2,300   Bed Bath & Beyond, Inc. *                                      96,094
   3,300   Best Buy Co., Inc.                                            226,215
   4,500   Chico's FAS, Inc. *                                           154,260
   2,100   Cintas Corp.                                                   81,060
  23,700   Cisco Systems, Inc. *                                         452,907
   6,900   Citigroup, Inc.                                               318,987
  11,300   Dell, Inc. *                                                  446,463
   5,200   eBay, Inc. *                                                  171,652
   1,800   Electronic Arts, Inc. *                                       101,898
   3,400   Eli Lilly & Co.                                               189,414
   8,000   EMC Corp. *                                                   109,680
   4,700   First Data Corp.                                              188,658
   2,400   Genentech, Inc. *                                             192,672
  16,500   General Electric Co.                                          571,725
   1,200   Gillette Co.                                                   60,756
   1,500   Goldman Sachs Group, Inc.                                     153,030
   1,000   Guidant Corp.                                                  67,300
   1,500   Harley-Davidson, Inc.                                          74,400
   5,800   Home Depot, Inc.                                              225,620
   4,800   IBM Corp.                                                     356,160
   2,500   Illinois Tool Works, Inc.                                     199,200
  18,500   Intel Corp.                                                   482,110
   8,100   Johnson & Johnson                                             526,500
   3,700   Linear Technology Corp.                                       135,753
   5,000   Lowe's Cos., Inc.                                             291,100
   5,800   Medtronic, Inc.                                               300,382
   1,600   Mercury Interactive Corp. *                                    61,376
  21,200   Microsoft Corp.                                               526,608
   2,200   Network Appliance, Inc. *                                      62,194
   1,750   Nike, Inc., Class B                                           151,550
  19,200   Oracle Corp. *                                                253,440
   4,600   Paychex, Inc.                                                 149,684
   7,400   PepsiCo, Inc.                                                 399,082
   8,000   Pfizer, Inc.                                                  220,640
   7,300   Procter & Gamble Co.                                          385,075
   9,300   QUALCOMM, Inc.                                                306,993
   3,000   Schlumberger Ltd.                                             227,820
  10,700   Staples, Inc.                                                 228,124
   4,000   Starbucks Corp. *                                             206,640
   6,800   Stryker Corp.                                                 323,408
   6,700   SYSCO Corp.                                                   242,473
   2,600   T. Rowe Price Group, Inc.                                     162,760
   4,900   Target Corp.                                                  266,609
   7,400   Texas Instruments, Inc.                                       207,718
   3,200   Tyco International, Ltd.                                       93,440
   4,100   United Parcel Service, Inc., Class B                          283,556
   5,600   United Technologies Corp.                                     287,560
   6,400   UnitedHealth Group, Inc.                                      333,696
   8,700   Wal-Mart Stores, Inc.                                   $     419,340
   6,400   Walgreen Co.                                                  294,336
   5,500   Walt Disney Co.                                               138,490
   6,600   Williams-Sonoma, Inc. *                                       261,162
   3,800   Wyeth                                                         169,100
   4,900   Yahoo!, Inc. *                                                169,785
                                                                   -------------
           Total Common Stocks                                        14,945,896
                                                                   -------------
INVESTMENT COMPANIES -- 2.9%
 452,497   AIM Liquid Assets Money Market Fund                           452,497
                                                                   -------------
           Total Investment Companies                                    452,497
                                                                   -------------
           TOTAL (COST $14,241,497) -- 100.2%                      $  15,398,393
                                                                   =============

----------
Percentages indicated are based on net assets of $15,362,229.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH VARIABLE INSURANCE FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

     * Represents non-income producing security.
     + Amount is less than 0.1%.
     ADR -- American Depositary Receipt
     BNY -- Bank of New York

                                                    COST OF INVESTMENTS                                               NET UNREALIZED
                                                        FOR FEDERAL         GROSS UNREALIZED     GROSS UNREALIZED      APPRECIATION/
                                                       TAX PURPOSES           APPRECIATION         DEPRECIATION        DEPRECIATION
                                                    -------------------     ----------------     ----------------     --------------
     Value Fund                                       $    51,396,327        $    8,966,960       $  (1,274,575)       $  7,692,385
     Select Equity Fund                                    55,695,087             7,928,863          (2,187,215)          5,741,648
     Capital Growth Fund                                   14,282,107             1,705,023            (588,737)          1,116,286

     The investment concentrations for the AmSouth Variable Insurance Funds as a percentage of net assets, by economic sector, as of June 30, 2005, were as follows:

                                                                                       VALUE        SELECT EQUITY     CAPITAL GROWTH
                                                                                        FUND            FUND               FUND
                                                                                       -----        -------------     --------------
     Consumer Discretionary                                                            10.1%            33.7%             16.2%
     Consumer Staples                                                                   3.2%            25.6%             11.7%
     Energy                                                                             6.9%              --               1.5%
     Financials                                                                        39.3%              --               7.5%
     Health Care                                                                        7.6%             2.4%             20.1%
     Industrials                                                                       10.8%            27.9%             13.0%
     Information Technology                                                             5.3%             4.6%             27.3%
     Investment Companies                                                               1.7%             1.6%              2.9%
     Materials                                                                          6.7%             4.1%               --
     Telecommunications                                                                 5.1%              --                --
     Utilities                                                                          3.3%              --                --

AMSOUTH VARIABLE INSURANCE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                                                                     VALUE         SELECT EQUITY    CAPITAL GROWTH
                                                                                      FUND              FUND             FUND
                                                                                 --------------    --------------   --------------
ASSETS:
  Investments, at cost                                                           $   51,372,491    $   55,590,091   $   14,241,497
    Net unrealized appreciation                                                       7,716,221         5,846,644        1,156,896
                                                                                 --------------    --------------   --------------
    Investments, at value                                                            59,088,712        61,436,735       15,398,393
  Interest and dividends receivable                                                      70,508           106,851           10,271
  Receivable from investments sold                                                      561,190                --               --
                                                                                 --------------    --------------   --------------
    Total Assets                                                                     59,720,410        61,543,586       15,408,664
                                                                                 --------------    --------------   --------------

LIABILITIES:
  Payable for investments purchased                                                     594,188                --           33,730
  Accrued expenses and other payables:
    Investment advisory fees                                                              1,956             2,448              255
    Administration fees                                                                       7                 2               --
    Shareholder servicing                                                                12,221            13,066            3,184
    Custodian fees                                                                          293               314               76
    Other                                                                                19,152            16,496            9,190
                                                                                 --------------    --------------   --------------
      Total Liabilities                                                                 627,817            32,326           46,435
                                                                                 --------------    --------------   --------------

NET ASSETS:
  Capital                                                                            62,286,660        54,004,859       14,675,591
  Accumulated net investment income                                                      33,897             7,143            1,643
  Accumulated net realized gains/(losses) from investments transactions             (10,944,185)        1,652,614         (471,901)
  Unrealized appreciation from investments                                            7,716,221         5,846,644        1,156,896
                                                                                 --------------    --------------   --------------
    Net Assets                                                                   $   59,092,593    $   61,511,260   $   15,362,229
                                                                                 ==============    ==============   ==============
  Outstanding units of beneficial interest (shares)                                   4,261,597         5,353,471        1,793,145
                                                                                 ==============    ==============   ==============
  Net Asset Value                                                                $        13.87    $        11.49   $         8.57
                                                                                 ==============    ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

AMSOUTH VARIABLE INSURANCE FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                     VALUE         SELECT EQUITY    CAPITAL GROWTH
                                                                                      FUND              FUND             FUND
                                                                                 --------------    --------------   --------------
INVESTMENT INCOME:
  Dividend income                                                                $      669,030    $      598,588   $       82,156
                                                                                 --------------    --------------   --------------
    Total Investment Income                                                             669,030           598,588           82,156
                                                                                 --------------    --------------   --------------

EXPENSES:
  Investment advisory fees                                                              178,411           262,608           50,992
  Administration fees                                                                    59,471            65,653           14,569
  Shareholder servicing fees                                                             74,337            82,065           18,211
  Accounting fees                                                                        13,109            13,101            3,658
  Custodian fees                                                                          1,784             1,970              437
  Audit fees                                                                              9,772            10,195            7,097
  Legal fees                                                                             11,865            13,041            2,807
  Transfer agent fees                                                                     5,000             5,000            5,000
  Other                                                                                  17,096            15,620            3,720
                                                                                 --------------    --------------   --------------
    Total expenses before fee reductions                                                370,845           469,253          106,491
    Expenses reduced by:
      Investment Advisor                                                                     --           (26,261)         (29,138)
      Administrator                                                                          --           (32,826)         (14,569)
      Transfer Agent                                                                       (540)              (76)          (3,906)
                                                                                 --------------    --------------   --------------
  Net Expenses                                                                          370,305           410,090           58,878
                                                                                 --------------    --------------   --------------
Net Investment Income                                                                   298,725           188,498           23,278
                                                                                 --------------    --------------   --------------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS
  Net realized gains from investment transactions                                     3,348,571         1,180,688          150,147
  Change in unrealized appreciation/depreciation from investments                    (2,979,648)       (5,789,658)        (407,172)
                                                                                 --------------    --------------   --------------
    Net Realized/Unrealized Gains/(Losses) from Investments                             368,923        (4,608,970)        (257,025)
                                                                                 --------------    --------------   --------------
    Change in Net Assets Resulting from Operations                               $      667,648    $   (4,420,472)  $     (233,747)
                                                                                 ==============    ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

AMSOUTH VARIABLE INSURANCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                 VALUE FUND                SELECT EQUITY FUND           CAPITAL GROWTH FUND
                                        ---------------------------   ---------------------------   ---------------------------
                                        PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                          JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                                            2005           2004           2005          2004            2005           2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
                                        (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)
OPERATIONS:
   Net investment income                $    298,725   $    481,115   $    188,498   $    358,670   $     23,278   $     72,769
   Net realized gains/(losses) from
    investment transactions                3,348,571      7,864,496      1,180,688        597,182        150,147        (20,152)
   Change in unrealized appreciation/
    depreciation from investments         (2,979,648)      (166,093)    (5,789,658)     4,787,214       (407,172)       553,927
                                        ------------   ------------   ------------   ------------   ------------   ------------
   Change in net assets resulting from
    operations                               667,648      8,179,518     (4,420,472)     5,743,066       (233,747)       606,544
                                        ------------   ------------   ------------   ------------   ------------   ------------

DIVIDENDS TO SHAREHOLDERS:
   From net investment income               (317,707)      (428,236)      (285,255)      (256,786)       (22,073)       (72,331)
                                        ------------   ------------   ------------   ------------   ------------   ------------
   Change in net assets from dividends
    to shareholders                         (317,707)      (428,236)      (285,255)      (256,786)       (22,073)       (72,331)
                                        ------------   ------------   ------------   ------------   ------------   ------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued             1,411,316      3,542,109      2,378,540     15,276,327      1,978,129      4,691,275
   Dividends reinvested                      317,707        428,236        285,255        256,786         22,074         72,331
   Cost of shares redeemed                (4,191,637)    (7,014,367)    (5,158,614)    (3,838,639)      (657,295)    (1,799,859)
                                        ------------   ------------   ------------   ------------   ------------   ------------
   Change in net assets from capital
    share transactions                    (2,462,614)    (3,044,022)    (2,494,819)    11,694,474      1,342,908      2,963,747
                                        ------------   ------------   ------------   ------------   ------------   ------------
   Change in net assets                   (2,112,673)     4,707,260     (7,200,546)    17,180,754      1,087,088      3,497,960

NET ASSETS, BEGINNING OF PERIOD
   Beginning of period                    61,205,266     56,498,006     68,711,806     51,531,052     14,275,141     10,777,181
                                        ------------   ------------   ------------   ------------   ------------   ------------
   End of period                        $ 59,092,593   $ 61,205,266   $ 61,511,260   $ 68,711,806   $ 15,362,229   $ 14,275,141
                                        ============   ============   ============   ============   ============   ============

SHARE TRANSACTIONS:
   Issued                                    103,510        282,953        196,454      1,314,236        232,701        560,889
   Reinvested                                 23,353         34,387         23,718         21,843          2,547          8,415
   Redeemed                                 (306,933)      (563,246)      (429,230)      (331,127)       (77,099)      (217,122)
                                        ------------   ------------   ------------   ------------   ------------   ------------
   Change in shares                         (180,070)      (245,906)      (209,058)     1,004,952        158,149        352,182
                                        ============   ============   ============   ============   ============   ============
   Accumulated Net Investment
    Income                              $     33,897   $     52,879   $      7,143   $    103,900   $      1,643   $        438
                                        ============   ============   ============   ============   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

AMSOUTH VARIABLE INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1.   ORGANIZATION:
     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Value Fund ("Value Fund"), the AmSouth Select Equity Fund ("Select Equity Fund") and the AmSouth Capital Growth Fund ("Capital Growth Fund"), (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ official closing price ("NOCP"), if applicable. Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by of the Board of Trustees.

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered to be either temporary or permanent in nature.

     To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. During the fiscal semi-year ended June 30, 2005, there were no permanent differences.

     FEDERAL INCOME TAXES--It is the intention of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

3.   PURCHASES AND SALES OF SECURITIES:
     Purchases and sales of portfolio securities (excluding short-term securities and U.S. Government securities) for the period ended June 30, 2005, were as follows:

                                      PURCHASES      SALES
                                    ------------  -----------
     Value Fund                     $ 15,515,571  $ 17,258809
     Select Equity Fund                3,760,121    6,227,031
     Capital Growth Fund               2,196,171      764,845

4.   RELATED PARTY TRANSACTIONS:
     AmSouth Asset Management, Inc. ("AAMI"), a wholly-owned subsidiary of AmSouth Bank, serves as investment advisor for the Funds. Under the terms of the investment advisory agreement, AAMI is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

                                                     ADVISORY
     FUNDS                                             FEES
     -----                                           --------
     Value Fund                                        0.60%
     Select Equity Fund                                0.80%
     Capital Growth Fund                               0.70%

     AAMI has voluntarily agreed to reduce and/or reimburse its fees for Value Fund, Select Equity Fund and Capital Growth Fund to the extent necessary to maintain the expense ratio at 1.25% for each of the Funds.

     AmSouth Bank serves as custodian for the Funds. Pursuant to the Custodian Agreement with the Trust, AmSouth Bank receives compensation from the Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS Ohio also provides an employee to serve the Funds as Chief Compliance Officer, for which BISYS Ohio receives compensation and reimbursement from the Funds for out-of-pocket expenses as approved by the Trust's Board of Trustees. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with AmSouth Investment Services, Inc. ("AIS") for the provision of such services and pay AIS for its services at an annual rate equal to 0.25% of the average daily net assets of the Funds.

AMSOUTH VARIABLE INSURANCE FUNDS

FINANCIAL HIGHLIGHTS
(UNAUDITED)

   Selected data for a share outstanding throughout the period indicated.

                                                   INVESTMENT ACTIVITIES                          LESS DIVIDENDS FROM
                                                 ------------------------                -------------------------------------
                                                                  NET
                                                                REALIZED
                                                                  AND
                                                               UNREALIZED                                 NET
                                     NET ASSET      NET          GAINS/                                 REALIZED
                                       VALUE,    INVESTMENT     (LOSSES)    TOTAL FROM      NET        GAINS FROM       TAX
                                     BEGINNING     INCOME/        FROM      INVESTMENT   INVESTMENT    INVESTMENT    RETURN OF
                                     OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     TRANSACTIONS    CAPITAL
                                     ----------  ----------   -----------   ----------   ----------   ------------   ---------
VALUE FUND
Period Ended June 30, 2005***        $    13.78        0.07          0.09         0.16        (0.07)            --          --
Year Ended December 31, 2004         $    12.05        0.11          1.71         1.82        (0.09)            --          --
Year Ended December 31, 2003         $    10.00        0.12          2.05         2.17        (0.12)            --          --
Year Ended December 31, 2002         $    11.63        0.07         (1.58)       (1.51)       (0.12)            --          --
Year Ended December 31, 2001         $    13.25        0.12         (1.57)       (1.45)       (0.17)            --          --
Year Ended December 31, 2000         $    13.89        0.21         (0.48)       (0.27)       (0.21)         (0.16)         --

SELECT EQUITY FUND
Period Ended June 30, 2005***        $    12.35        0.03         (0.84)       (0.81)       (0.05)            --          --
Year Ended December 31, 2004         $    11.31        0.07          1.02         1.09        (0.05)            --          --
Year Ended December 31, 2003         $     9.23        0.06          2.33         2.39        (0.06)         (0.25)         --
Year Ended December 31, 2002         $    10.15        0.06         (0.92)       (0.86)       (0.06)            --          --
Year Ended December 31, 2001         $     9.42        0.04          0.73         0.77        (0.04)            --          --
Year Ended December 31, 2000         $     8.51        0.08          0.92         1.00        (0.07)         (0.01)      (0.01)

CAPITAL GROWTH FUND
Period Ended June 30, 2005***        $     8.73        0.01         (0.16)       (0.15)       (0.01)            --          --
Year Ended December 31, 2004         $     8.40        0.04          0.33         0.37        (0.04)            --          --
Year Ended December 31, 2003         $     6.67          --^         1.73         1.73           --             --          --
Year Ended December 31, 2002         $     9.00       (0.04)        (2.29)       (2.33)          --             --          --
Period Ended December 31, 2001(b)    $    10.00       (0.03)        (0.97)       (1.00)          --             --          --

                                                      NET
                                                     ASSET                   NET ASSETS,
                                         TOTAL       VALUE,                    END OF
                                         FROM        END OF        TOTAL       PERIOD
                                       DIVIDENDS     PERIOD       RETURN       (000'S)
                                       ---------   ----------     ------     -----------
VALUE FUND
Period Ended June 30, 2005***              (0.07)  $    13.87       1.19%*   $    59,093
Year Ended December 31, 2004               (0.09)  $    13.78      15.21%    $    61,205
Year Ended December 31, 2003               (0.12)  $    12.05      21.89%    $    56,498
Year Ended December 31, 2002               (0.12)  $    10.00     (13.06)%   $    48,390
Year Ended December 31, 2001               (0.17)  $    11.63     (10.97)%   $    77,450
Year Ended December 31, 2000               (0.37)  $    13.25      (2.13)%   $    85,525

SELECT EQUITY FUND
Period Ended June 30, 2005***              (0.05)  $    11.49      (6.56)%*  $    61,511
Year Ended December 31, 2004               (0.05)  $    12.35       9.64%    $    68,712
Year Ended December 31, 2003               (0.31)  $    11.31      26.24%    $    51,531
Year Ended December 31, 2002               (0.06)  $     9.23      (8.43)%   $    29,511
Year Ended December 31, 2001               (0.04)  $    10.15       8.26%    $    19,297
Year Ended December 31, 2000               (0.09)  $     9.42      11.96%    $     4,873

CAPITAL GROWTH FUND
Period Ended June 30, 2005***              (0.01)  $     8.57      (1.69)%*  $    15,362
Year Ended December 31, 2004               (0.04)  $     8.73       4.47%    $    14,275
Year Ended December 31, 2003                  --   $     8.40      25.94%    $    10,777
Year Ended December 31, 2002                  --   $     6.67     (25.89)%   $     3,394
Period Ended December 31, 2001(b)             --   $     9.00     (10.00)%*  $     2,098

                                              RATIOS(TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA
                                     -----------------------------------------------------------------
                                                         NET             EXPENSES (BEFORE
                                       NET            INVESTMENT           REDUCTIONS/       PORTFOLIO
                                     EXPENSES        INCOME/(LOSS)       REIMBURSEMENTS)+     TURNOVER
                                     --------        -------------       ----------------    ---------
VALUE FUND
Period Ended June 30, 2005***            1.25%**              1.00%**                1.25%**     26.43%
Year Ended December 31, 2004             1.22%                0.84%                  1.22%       47.81%
Year Ended December 31, 2003             1.25%                1.13%                  1.26%      122.92%
Year Ended December 31, 2002             1.25%                0.73%                  1.31%      166.42%
Year Ended December 31, 2001             1.19%                1.01%                    --(a)    202.92%
Year Ended December 31, 2000             1.18%                1.49%                  1.19%      167.96%

SELECT EQUITY FUND
Period Ended June 30, 2005***            1.25%**              0.57%**                1.43%**      5.59%
Year Ended December 31, 2004             1.25%                0.59%                  1.43%        3.92%
Year Ended December 31, 2003             1.25%                0.61%                  1.45%       15.83%
Year Ended December 31, 2002             1.25%                0.71%                  1.56%       32.36%
Year Ended December 31, 2001             1.25%                0.52%                  1.63%       16.43%
Year Ended December 31, 2000             1.24%                0.94%                  3.07%       43.80%

CAPITAL GROWTH FUND
Period Ended June 30, 2005***            0.81%**              0.32%**                1.46%**      5.34%
Year Ended December 31, 2004             0.86%                0.57%                  1.52%       30.24%
Year Ended December 31, 2003             0.87%               (0.07)%                 1.61%       96.60%
Year Ended December 31, 2002             1.25%               (0.65)%                 2.21%       64.44%
Period Ended December 31, 2001(b)        1.24%**             (0.71)%**               4.50%**     32.13%

  + During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.
  ^  Less than one cent per share.
  *  Not Annualized.
 **  Annualized.
***  Unaudited.
(a)  There were no fee reductions/reimbursements during the period.
(b) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.

AMSOUTH VARIABLE INSURANCE FUNDS

EXPENSE EXAMPLES (UNAUDITED):
As a shareholder of the AmSouth Variable Insurance Funds, you incur two types of costs: (1) transaction costs, including insurance contract charges; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AmSouth Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES (UNAUDITED):
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                         BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                                       ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*      DURING PERIOD
                                                          1/1/05           6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05**
                                                       -------------    -------------   ----------------   ------------------
     Value Fund                                         $  1,000.00      $  1,011.90      $       6.24            1.25%
     Select Equity Fund                                    1,000.00           934.40              6.00            1.25%
     Capital Growth Fund                                   1,000.00           983.10              3.98            0.81%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (UNAUDITED):
The table below provides information about hypothetical account values and hypothetical expenses based on each AmSouth Variable Insurance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as insurance contract charges. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         BEGINNING          ENDING        EXPENSE PAID       EXPENSE RATIO
                                                       ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*      DURING PERIOD
                                                          1/1/05           6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05**
                                                       -------------    -------------   ----------------   ------------------
     Value Fund                                         $  1,000.00      $  1,018.60      $       6.26            1.25%
     Select Equity Fund                                    1,000.00         1,018.60              6.26            1.25%
     Capital Growth Fund                                   1,000.00         1,020.78              4.06            0.81%

----------
     * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
     ** Absent waiver of fees and/or reimbursement of expenses during the period, expenses would have been higher and ending account values would have been lower.

AMSOUTH VARIABLE INSURANCE FUNDS

PROXY VOTING:
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-862-6668; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS:
The Funds file a Form N-Q with the Securities and Exchange Commission ("SEC") no later than sixty days after the Funds' first and third quarters of its fiscal year. Form N-Q includes a schedule of the Funds' portfolio holdings as of the end of those fiscal quarters. The Funds' N-Q filings can be found on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information on the operation of the Public Reference Room.

RENEWAL OF THE FUNDS' INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
At a meeting held on February 23, 2005, the Board of Trustees of the Trust (the "Board") considered the proposed continuation of the Amended and Restated Investment Advisory Agreements between the Trust, on behalf of the Funds, and AmSouth Asset Management, Inc. ("AAMI"). At the same meeting, the Board also considered the proposed continuation of the Amended and Restated Sub-Advisory Agreement between AAMI and OakBrook Investments, LLC ("OakBrook") with respect to sub-advisory services provided to the AmSouth Select Equity Fund.

The Board carefully reviewed and evaluated the written information that AAMI and OakBrook had presented for the Board's review, as well as AAMI's presentation at the meeting. In approving the continuation of the agreements, the Board considered numerous factors, including, among others, (1) the nature, extent, and quality of the services to be provided or procured by AAMI and OakBrook; (2) the investment performance of the Funds, AAMI and OakBrook; (3) the costs of the services to be provided and profits to be realized by AAMI, OakBrook and the affiliates of each from the relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board also took into account other considerations that it believed, in light of the legal advice furnished to the Trustees by their counsel and the Trustees' own business judgment, to be relevant. The determinations made by the Board in reviewing the agreements included, but were not limited to, the following:

RENEWAL OF THE AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENTS BETWEEN THE TRUST AND AAMI (THE "AAMI AGREEMENTS")

     - THE NATURE, EXTENT AND QUALITY OF THE ADVISORY SERVICES TO BE PROVIDED. The Board considered the nature and quality of the services provided by AAMI to the Funds in the past, as well as the services anticipated to be provided in the future. The Board concluded that AAMI is capable of providing high quality services to the Funds, as indicated by AAMI's management capabilities demonstrated with respect to the Funds and other funds managed by AAMI, the professional qualifications and experience of AAMI's portfolio management team, AAMI's investment and management oversight process, and AAMI's investment management capabilities and oversight to support the Funds' operations. The Board also concluded that AAMI proposed to provide or procure investment and related services that were of the same quality and quantity as the investment and related services provided to the Funds in the past, that these services were appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs, and that AAMI's obligations will remain the same in all respects.

     - THE INVESTMENT PERFORMANCE OF THE FUNDS AND AAMI. The Board determined that the Funds' performance to date has been acceptable. The Board concluded that AAMI's investment performance was competitive relative to comparable funds and each Fund's benchmark index. In particular, the Board concluded that the Value Fund's performance has improved since Brian Sullivan took over as portfolio manager, and the Fund's performance is competitive compared to the overall market. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by AAMI, the Trustees concluded that AAMI was capable of generating a level of long-term investment performance that is appropriate in light of the Funds' investment objectives, policies and strategies and competitive with many other investment companies.

     - THE COST OF SERVICES TO BE PROVIDED AND THE PROFITS TO BE REALIZED BY AAMI AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUNDS. On the basis of the Board's review of the fees to be charged by AAMI for investment advisory services, and the estimated profitability of AAMI's relationship with each Fund, the Board concluded that the levels of investment advisory fees and AAMI's profitability were appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between each Fund and AAMI and its affiliates. Further, on the basis of comparative information supplied by Lipper Analytics Services, Inc., the Board determined that the advisory fees and estimated net expense ratio of each Fund were consistent with industry averages.

     - THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER THE FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF THE FUNDS. The Trustees concluded that the Funds' investment advisory fees appropriately reflect the current economic environment for AAMI and the competitive nature of the mutual fund market. The Trustees further determined that the Funds have yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the investment advisory fees. While the investment advisory fees do not reduce should Fund assets grow meaningfully, the Board determined that the investment advisory fees payable under the agreements already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics Services, Inc. and AAMI's estimated profitability at current or foreseeable asset levels. The Board also noted that it will have the opportunity to periodically re-examine whether a Fund has achieved economies of scale, and the appropriateness of advisory fees payable to AAMI, in the future.

     - BENEFITS (SUCH AS SOFT DOLLARS) TO AAMI FROM ITS RELATIONSHIP WITH THE FUNDS (AND ANY CORRESPONDING BENEFITS TO THE FUNDS). The Trustees concluded that other benefits derived by AAMI from its relationship with the Funds, including "soft dollar" benefits in connection with Fund brokerage transactions, are reasonable and fair, and consistent with industry practice and the best interests of the Funds and their shareholders.

     - OTHER CONSIDERATIONS: In approving the AAMI Agreements, the Board determined that AAMI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. The Trustees also concluded that AAMI had made a significant entrepreneurial commitment to the management and success of the Funds, which entailed a substantial financial and professional commitment, including investment advisory fee waivers and expense limitation arrangements with respect to certain of the Funds to the benefit of Fund shareholders.

After careful consideration, the Trustees determined that investment advisory fees paid under the AAMI Agreements were reasonable and fair and the AAMI Agreements were in the best interest of the Funds.

RENEWAL OF THE AMENDED AND RESTATED SUB-ADVISORY AGREEMENT BETWEEN AAMI AND OAKBROOK WITH RESPECT TO THE AMSOUTH SELECT EQUITY FUND (THE "OAKBROOK AGREEMENT")
     - THE NATURE, EXTENT AND QUALITY OF THE ADVISORY SERVICES TO BE PROVIDED BY OAKBROOK. The Board considered the nature and quality of the services provided by OakBrook to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that OakBrook was capable of providing high quality services to the Fund, as indicated by OakBrook's management capabilities demonstrated with respect to the Fund, the professional qualifications and experience of OakBrook's portfolio management team, OakBrook's disciplined investment process and OakBrook's efforts to build its investment management capabilities to support the Fund's operations. The Board determined that OakBrook would provide investment and related services that were of the same quality and quantity as the investment and related services provided to the Fund in the past, that these services were appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that OakBrook's obligations will remain the same in all respects.

     - THE INVESTMENT PERFORMANCE OF THE FUND AND OAKBROOK. The Board determined that the Fund's performance to date has been acceptable, and that OakBrook's investment performance was competitive or superior relative to comparable funds and the Fund's benchmark indices. Specifically, the Board concluded that the Select Equity Fund had performed very competitively in both up and down markets. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided by OakBrook, the Trustees concluded that OakBrook was capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

     - THE COST OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY OAKBROOK AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. On the basis of the Board's review of the investment sub-advisory fees to be charged by OakBrook for sub-advisory services, and the estimated profitability of OakBrook's relationship with the Fund, the Board concluded that the level of investment sub-advisory fees and OakBrook's profitability were appropriate in light of the advisory fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and OakBrook and its affiliates. Further, on the basis of comparative information supplied by Lipper Analytics Services, Inc., the Board determined that the estimated net expense ratio of the Fund was consistent with industry averages.

     - THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER THE FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF THE FUND. The Trustees concluded that the Fund's investment advisory and sub-advisory fees appropriately reflect the current economic environment for AAMI and OakBrook and the competitive nature of the mutual fund market. The Trustees further determined that the Fund has yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the investment advisory or sub-advisory fees. While the advisory and sub-advisory fees do not reduce should Fund assets grow meaningfully, the Board determined that the overall level of advisory fees payable by the Fund already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics Services, Inc. and AAMI's and OakBrook's estimated profitability at current or foreseeable asset levels. The Board also noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of sub-advisory fees payable to OakBrook, in the future.

     - BENEFITS (SUCH AS SOFT DOLLARS) TO OAKBROOK FROM ITS RELATIONSHIP WITH THE FUND (AND ANY CORRESPONDING BENEFITS TO THE FUND). The Trustees concluded that OakBrook did not derive "soft dollar" benefits in connection with Fund brokerage transactions, and that any other benefits derived by OakBrook from its relationship with the Fund were reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.

     - OTHER CONSIDERATIONS: In approving the OakBrook Agreement, the Board also determined that OakBrook had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders.

After careful consideration, the Trustees determined that investment sub-advisory fees paid under the OakBrook Agreement were reasonable and fair and the OakBrook Agreement was in the best interest of the AmSouth Select Equity Fund.

AMSOUTH
   ENHANCED MARKET FUND

PORTFOLIO MANAGERS

     NEIL WRIGHT,
     JANNA SAMPSON,
     PETER JANKOVSKIS
     OAKBROOK INVESTMENTS, LLC (SUB-ADVISOR)

Equity securities are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally have provided greater return potential when compared with other types of investments.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT www.amsouthfunds.com

Q. How did the Fund perform?

For the six months ended June 30, 2005, the AmSouth Enhanced Market Fund (Variable Annuity) provided a total return of 1.06%. The total return for the Fund's benchmark, the S&P 500 Index,(1) was -0.81%.

Q. What factors contributed to the Fund's performance?

In general, large-capitalization stocks stumbled out of the gate in January, with investors taking profits from a strong fourth quarter of 2004. For the remainder of the six-month period, large-cap stocks generally struggled to regain their footing. In particular, rising oil and gasoline prices countered an otherwise robust outlook for economic growth.

Compared to the benchmark, the Fund's performance benefited primarily from excellent individual stock selection. In addition, the portfolio's modest overweight to the strong-performing energy sector contributed to the Fund's better performance relative to the index.

Q. How did you position the Fund throughout the year?

We continued to use our quantitative research model to help us over- and under-weight stocks relative to the benchmark index. With much of the economic and political uncertainty that plagued the market during 2002-2004 gone, investors appeared to be making investment decisions on a stock-by-stock basis, rather than relying on sector-based macroeconomic themes. This created an ideal environment for the Fund's quantitative discipline.

Q. What were the Fund's largest holdings?

As of June 30, 2005, the Fund's five largest holdings were Exxon Mobil, representing 3.7% of the Fund's assets; General Electric, 3.3%; Microsoft, 2.5%; Pfizer, 2.3%; and Citigroup, 2.2%.(2)

Q. What is your outlook for the stock market?

During the first half of 2005 equity valuations came under considerable pressure from rising oil prices. They held up reasonably well, though, experiencing only modest declines. We believe the prospects for profit and economic growth remain good, and we think equity valuations are more attractive now than they were at the beginning of the year. We expect crude oil prices to decline and stock prices to rise during the second half of 2005.

(1) THE PERFORMANCE OF THE AMSOUTH ENHANCED MARKET FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH
   INTERNATIONAL EQUITY FUND

PORTFOLIO MANAGERS

     COORDINATING PORTFOLIO MANAGER:
     KAREN UMLAND, CFA
     DIMENSIONAL FUND ADVISORS INC. (SUB-ADVISOR)

     DIMENSIONAL FUND ADVISORS INC.
     ("DIMENSIONAL") ASSUMED MANAGEMENT OF THE FUND ON JUNE 28, 2002.

An investment in this Fund entails the special risks of international investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability. The Fund's share price is expected to be more volatile than that of a U.S.-only fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT www.amsouthfunds.com

Q. How did the Fund perform?

For the six months ended June 30, 2005, the AmSouth International Fund (Variable Annuity) provided a total return of -2.30%. The total return for the Fund's benchmark, the MSCI EAFE Index,(1) was -1.16%.

Q. What factors contributed to the Fund's performance?

Performance in the developed international markets was mixed during the six-month period. In particular, Japan exhibited weak performance, which was a negative influence on Fund performance, but Scandinavia posted better relative performance, which had a positive impact on the Fund's return.

Although our benchmark targets large-company stocks, we focus on large-cap, value-oriented stocks within our universe. Large-cap stocks were poor performers during the six-month period, which contributed to the Fund's underperformance. Nevertheless, value-oriented stocks fared better on a relative basis and made a positive contribution to overall Fund performance. In general, our strategy results in a smaller average-size company for the Fund compared to the benchmark. This factor had a positive impact on relative performance for the period, as the benchmark's holdings tend to be larger than the Fund's holdings.

Currency exposure was a negative influence on the Fund's six-month return. The U.S. dollar increased in value relative to most major international currencies, and a stronger dollar translated to lower returns for U.S.-based investors in EAFE markets by approximately 8%. Our currency exposure is not a short-term tactic designed to boost performance. Instead, it reflects our long-term strategy of seeking to enhance the Fund's diversification by maintaining exposure to various international currencies.

Q. What were the Fund's largest holdings?

As of June 30, 2005, the portfolio's five largest holdings included Vodafone Group (United Kingdom), 3.8%, Matsushita Electric Industrial Company Limited (Japan), 2.6%, BNP Paribas (France), 2.2%, Repsol YPF SA (Spain), 1.9%, and AXA (France), 1.9%.(2) Our largest country weightings were in the United Kingdom, Japan, and France.

Q. How have you positioned the Fund for the months ahead?

All our investment decisions remain long-term in nature. We do not base our purchases or sales on expectations for future economic, market or currency activity. Rather, we use proprietary quantitative and qualitative analysis to screen the entire universe of foreign-based, large-cap value companies, seeking those that match our strict valuation criteria. The result is a portfolio broadly diversified by regions, countries and individual holdings.

(1) THE PERFORMANCE OF THE AMSOUTH INTERNATIONAL EQUITY FUND IS MEASURED AGAINST THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE) INDEX, AN UNMANAGED INDEX THAT IS COMPRISED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 21 EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH
   LARGE CAP FUND

PORTFOLIO MANAGER

     RON LINDQUIST
     SR. VICE PRESIDENT -- PORTFOLIO MANAGER
     AMSOUTH ASSET MANAGEMENT, INC.

Equity securities are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally have provided greater return potential when compared with other types of investments.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT www.amsouthfunds.com

Q. How did the Fund perform?

For the six-month period ended June 30, 2005, the AmSouth Large Cap Fund (Variable Annuity) provided a total return of -1.73%. The total return for the Fund's broad-market benchmark, the S&P 500 Index,(1) was -0.81%.

Q. How did market events influence the Fund's performance?

Large-capitalization growth stocks continued to underperform during the first half of 2005, as investors favored value-oriented companies in the large-cap universe and mid- and small-cap companies overall. The Fund's emphasis on larger-capitalization growth stocks contributed significantly to its underperformance relative to the S&P 500. On average, the stocks the Fund owns are considerably larger, in terms of individual company market capitalization, than the stocks comprising the broad-market index. In addition, energy stocks posted strong returns, primarily due to the soaring price of oil. But the energy sector traditionally is not a high-growth sector, so the Fund has no exposure to energy stocks. The benchmark, on the other hand, has an energy weighting of approximately 8%, which contributed strongly to its six-month return.

Q. What were your key strategies for the six-month period?

We maintained our long-term strategy of investing in reasonably priced, high-quality growth stocks of large-sized companies with above-average earnings-per-share growth and relative consistency of earnings growth. Because our goal for the Fund is to achieve long-term growth of capital, we typically maintain significant exposure to the economy's highest earnings and revenue growth sectors -- information technology (31.7% of the portfolio) and health care (26.2%). The Fund's technology stocks were weak performers for the six-month period, but its health care holdings generated solid performance.

Consistent with our long-term, low-turnover investment approach, during the last six months we removed only six holdings from our portfolio and added eight new names. Most of the additions were in the technology and health care sectors.

Q. What were the Fund's largest holdings?

As of June 30, 2005, the Fund's five largest holdings included companies we believe offer a history of excellent operating earnings: IBM (2.8% of assets), Medtronic (2.6%), General Electric (2.5%), Microsoft (2.5%) and Johnson & Johnson (2.5%).(2)

Q. What is your outlook for large-cap growth stocks?

We remain optimistic about our traditional approach to large-cap growth investing. Economic growth should remain sound, and we don't expect inflation to pose any significant problems. Within the technology sector, we expect some big-name companies to regain investor enthusiasm, due to expanding price/earnings multiples. In the health care sector, the large drug companies have been loading their pipelines for several years, and we expect this factor to drive share price and earnings-per-share growth.

(1) THE PERFORMANCE OF THE AMSOUTH LARGE CAP FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH
   MID CAP FUND

PORTFOLIO MANAGERS

     NEIL WRIGHT,
     JANNA SAMPSON,
     PETER JANKOVSKIS
     OAKBROOK INVESTMENTS, LLC (SUB-ADVISOR)

     OAKBROOK INVESTMENTS, LLC ASSUMED MANAGEMENT OF THE FUND ON JUNE 20, 2002.

Mid capitalization stocks typically carry additional risk than large capitalization stocks, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT www.amsouthfunds.com

Q. How did the Fund perform?

For the six months ended June 30, 2005, the AmSouth Mid Cap Fund (Variable Annuity) provided a total return of 4.26%. The total return for the Fund's benchmark, the S&P MidCap 400 Index,(1) was 3.85%.

Q. What factors contributed to the Fund's performance?

Mid-cap stocks struggled early in the year, as investors took profits from a strong fourth quarter of 2004. But, as the six-month period progressed, mid-cap stocks rebounded, primarily due to the robust outlook for economic growth. In general, investors perceived rising oil and gasoline prices a greater threat to large-cap stocks than to mid-cap stocks, and mid-cap stocks outperformed their larger counterparts.

With much of the economic and political uncertainty that plagued the market during 2002-2004 gone, investors appeared to be making investment decisions on a stock-by-stock basis rather than relying on sector-based macroeconomic themes. This trend created an ideal environment for our quantitative investment discipline. Compared to the benchmark index, the Fund's performance benefited from excellent individual stock selection.

Q. What were the Fund's largest holdings?

As of June 30, 2005, the Fund's five largest stock holdings were Legg Mason, which represented 1.4% of the Fund's assets; D.R. Horton, 1.3%; Lennar, 1.1%; Murphy Oil, 1.1%; and Weatherford International, 1.0%.(2)

Q. What is your outlook for the market?

During the first half of 2005 equity valuations came under considerable pressure from rising oil prices. They held up reasonably well, though, experiencing only modest declines. We believe the prospects for profit and economic growth remain good, and we think equity valuations are more attractive now than they were at the beginning of the year. We expect crude oil prices to decline and stock prices to rise during the second half of 2005.

(1) THE PERFORMANCE OF THE AMSOUTH MID CAP FUND IS MEASURED AGAINST THE S&P 400 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF MIDCAP STOCKS AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH ENHANCED MARKET FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SHARES                                                                VALUE
----------                                                        ------------
COMMON STOCKS -- 98.4%
       700   3M Co.                                               $     50,610
       300   ACE Ltd.                                                   13,455
       157   ADC Telecommunications, Inc. *                              3,418
       400   Adobe Systems, Inc.                                        11,448
       500   Advanced Micro Devices, Inc. *                              8,670
       400   AES Corp. *                                                 6,552
       400   Aetna, Inc.                                                33,128
       100   Affiliated Computer Services, Inc., Class A *               5,110
       700   AFLAC, Inc.                                                30,296
       600   Agilent Technologies, Inc. *                               13,812
       300   Air Products and Chemicals, Inc.                           18,090
       150   Alberto-Culver Co.                                          6,500
       600   Alcoa, Inc.                                                15,678
       100   Allegheny Energy, Inc. *                                    2,522
       100   Allegheny Technologies, Inc.                                2,206
       100   Allergan, Inc.                                              8,524
       200   ALLTEL Corp.                                               12,456
     1,500   Altria Group, Inc.                                         96,990
       100   Amerada Hess Corp.                                         10,651
       100   Ameren Corp.                                                5,530
       300   American Electric Power Co., Inc.                          11,061
       900   American Express Co.                                       47,907
     2,400   American International Group, Inc.                        139,440
       100   American Standard Cos., Inc.                                4,192
       100   AmerisourceBergen Corp.                                     6,915
       300   Anadarko Petroleum Corp.                                   24,645
       400   Analog Devices, Inc.                                       14,924
       600   Anheuser-Busch Cos., Inc.                                  27,450
       430   Apache Corp.                                               27,778
       100   Apartment Investment & Management Co., Class A              4,092
     1,200   Apple Computer, Inc. *                                     44,172
       300   Applera Corp. -- Applied Biosystems Group                   5,901
     1,200   Applied Materials, Inc.                                    19,416
       400   Applied Micro Circuits Corp. *                              1,024
       925   Archer-Daniels-Midland Co.                                 19,777
       100   Archstone-Smith Trust                                       3,862
       100   Ashland, Inc.                                               7,187
       600   AT&T Corp.                                                 11,424
       300   Autodesk, Inc.                                             10,311
       700   Avaya, Inc. *                                               5,824
       100   Avery Dennison Corp.                                        5,296
       300   Avon Products, Inc.                                        11,355
       200   Ball Corp.                                                  7,192
       876   Bank of America Corp.                                      39,954
     1,100   Bank of New York Co., Inc.                                 31,658
       100   Bausch & Lomb, Inc.                                         8,300
       900   Baxter International, Inc.                                 33,390
       100   Bear Stearns Cos., Inc.                                    10,394
       400   Becton, Dickinson & Co.                                    20,988
       200   Bed Bath & Beyond, Inc. *                                   8,356
     1,300   BellSouth Corp.                                            34,541
       100   Bemis Co., Inc.                                             2,654
       100   Big Lots, Inc. *                                            1,324
       500   Biogen Idec, Inc. *                                        17,225
       200   Biomet, Inc.                                                6,928
       200   BJ Services Co.                                            10,496
       100   Black & Decker Corp.                                        8,985
       200   BMC Software, Inc. *                                        3,590
     1,100   Boeing Co.                                           $     72,600
     1,000   Boston Scientific Corp. *                                  27,000
       300   Broadcom Corp., Class A *                                  10,653
       100   Brown-Forman Corp., Class B                                 6,046
       100   Brunswick Corp.                                             4,332
       500   Burlington Northern Santa Fe Corp.                         23,540
       500   Burlington Resources, Inc.                                 27,620
       100   C.R. Bard, Inc.                                             6,651
       300   Calpine Corp. *                                             1,020
       200   Capital One Financial Corp.                                16,002
       300   Caremark Rx, Inc. *                                        13,356
       500   Caterpillar, Inc.                                          47,655
     1,500   Cendant Corp.                                              33,555
       200   CenterPoint Energy, Inc.                                    2,642
       200   Charles Schwab Corp.                                        2,256
     1,470   Chevron Corp.                                              82,202
       500   CIENA Corp. *                                               1,045
       200   CIGNA Corp.                                                21,406
       100   Cinergy Corp.                                               4,482
       300   Circuit City Stores, Inc.                                   5,187
     5,300   Cisco Systems, Inc. *                                     101,283
       100   CIT Group, Inc.                                             4,297
     3,700   Citigroup, Inc.                                           171,050
       200   Citrix Systems, Inc. *                                      4,332
       200   Clorox Co.                                                 11,144
       100   CMS Energy Corp. *                                          1,506
       400   Coach, Inc. *                                              13,428
     1,600   Coca-Cola Co.                                              66,800
       200   Coca-Cola Enterprises, Inc.                                 4,402
       600   Colgate-Palmolive Co.                                      29,946
       200   Comerica, Inc.                                             11,560
       100   Compass Bancshares, Inc.                                    4,500
       200   Computer Sciences Corp. *                                   8,740
       500   Compuware Corp. *                                           3,595
     1,500   ConocoPhillips                                             86,235
       200   Consolidated Edison, Inc.                                   9,368
       100   Constellation Energy Group                                  5,769
       200   Convergys Corp. *                                           2,844
       100   Cooper Industries, Ltd., Class A                            6,390
     2,000   Corning, Inc. *                                            33,240
       200   CSX Corp.                                                   8,532
       600   CVS Corp.                                                  17,442
       250   Darden Restaurants, Inc.                                    8,245
       300   Deere & Co.                                                19,647
       300   Devon Energy Corp.                                         15,204
       200   Dollar General Corp.                                        4,072
       200   Dominion Resources, Inc.                                   14,678
       200   Dover Corp.                                                 7,276
     1,300   Dow Chemical Co.                                           57,889
       100   DTE Energy Co.                                              4,677
       600   Duke Energy Corp.                                          17,838
       200   Dynergy, Inc., Class A *                                      972
       500   E*TRADE Financial Corp. *                                   6,995
     1,400   E.I. du Pont de Nemours & Co.                              60,214
       100   Eastman Chemical Co.                                        5,515
       200   Eastman Kodak Co.                                           5,370
       200   Eaton Corp.                                                11,980
       900   eBay, Inc. *                                               29,709

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                                VALUE
----------                                                        ------------
COMMON STOCKS -- (CONTINUED)
       200   Edison International                                 $      8,110
       446   El Paso Energy Corp.                                        5,138
     2,900   EMC Corp. *                                                39,759
       500   Emerson Electric Co.                                       31,315
       200   Engelhard Corp.                                             5,710
       100   Entergy Corp.                                               7,555
       300   EOG Resources, Inc.                                        17,040
       100   Equifax, Inc.                                               3,571
       300   Equity Office Properties Trust                              9,930
       200   Equity Residential Property                                 7,364
       500   Exelon Corp.                                               25,665
     5,000   Exxon Mobil Corp.                                         287,351
       700   Fannie Mae                                                 40,880
       100   Federated Department Stores, Inc.                           7,328
       400   FedEx Corp.                                                32,404
     1,100   First Data Corp.                                           44,154
       266   FirstEnergy Corp.                                          12,797
       500   Forest Laboratories, Inc. *                                19,425
       200   Fortune Brands, Inc.                                       17,760
       300   FPL Group, Inc.                                            12,618
     1,000   Freddie Mac                                                65,230
       253   Freescale Semiconductor, Inc., Class B *                    5,359
       500   Gap, Inc.                                                   9,875
       200   Gateway, Inc. *                                               660
       200   General Dynamics Corp.                                     21,908
     7,400   General Electric Co.                                      256,410
       400   Georgia-Pacific Corp.                                      12,720
       700   Gillette Co.                                               35,441
       200   Goodrich Corp.                                              8,192
       200   Guidant Corp.                                              13,460
       500   H.J. Heinz Co.                                             17,710
       400   Halliburton Co.                                            19,128
       100   Harrah's Entertainment, Inc.                                7,207
       200   Hasbro, Inc.                                                4,158
       100   Hercules, Inc. *                                            1,415
     2,700   Hewlett-Packard Co.                                        63,477
       600   Hilton Hotels Corp.                                        14,310
     1,500   Home Depot, Inc.                                           58,350
     1,000   Honeywell International, Inc.                              36,630
       140   Hospira, Inc. *                                             5,460
       200   Humana, Inc. *                                              7,948
       200   Huntington Bancshares, Inc.                                 4,828
     1,600   IBM Corp.                                                 118,720
       300   IMS Health, Inc.                                            7,431
       200   Ingersoll-Rand Co., Ltd., Class A                          14,270
     4,500   Intel Corp.                                               117,270
       200   International Game Technology                               5,630
       700   International Paper Co.                                    21,147
       100   ITT Industries, Inc.                                        9,763
       300   J.C. Penney Co., Inc.                                      15,774
     2,000   JDS Uniphase Corp. *                                        3,040
       100   Jefferson-Pilot Corp.                                       5,042
     2,100   Johnson & Johnson                                         136,500
       200   Johnson Controls, Inc.                                     11,266
       100   Jones Apparel Group, Inc.                                   3,104
     2,556   JPMorgan Chase & Co.                                       90,278
       100   KB Home                                                     7,623
       166   Kerr-McGee Corp.                                           12,667
       100   KeySpan Corp.                                               4,070
       500   Kimberly-Clark Corp.                                 $     31,295
       100   Kinder Morgan, Inc.                                         8,320
       333   King Pharmaceuticals, Inc. *                                3,470
       100   KLA-Tencor Corp.                                            4,370
       500   Kohl's Corp. *                                             27,955
       100   L-3 Communications Holdings, Inc.                           7,658
       200   Laboratory Corporation of America Holdings *                9,980
       200   Lexmark International, Inc., Class A *                     12,966
       200   Lincoln National Corp.                                      9,384
       200   Liz Claiborne, Inc.                                         7,952
       500   Lockheed Martin Corp.                                      32,435
       100   Loews Corp.                                                 7,750
       200   Louisiana-Pacific Corp.                                     4,916
       500   LSI Logic Corp. *                                           4,245
     3,100   Lucent Technologies, Inc. *                                 9,021
       100   M & T Bank Corp.                                           10,516
       100   Manor Care, Inc.                                            3,973
       500   Marathon Oil Corp.                                         26,685
       400   Marsh & McLennan Cos., Inc.                                11,080
       600   Masco Corp.                                                19,056
       300   Mattel, Inc.                                                5,490
       200   Maxim Integrated Products, Inc.                             7,642
       200   May Department Stores Co.                                   8,032
     1,150   MBNA Corp.                                                 30,084
       100   McCormick & Co., Inc.                                       3,268
     1,300   McDonald's Corp.                                           36,075
       500   McGraw-Hill Cos., Inc.                                     22,125
       400   McKesson Corp.                                             17,916
       300   MeadWestvaco Corp.                                          8,412
       168   Medco Health Solutions, Inc. *                              8,964
     1,100   Medtronic, Inc.                                            56,969
       300   Mellon Financial Corp.                                      8,607
     2,600   Merck & Co., Inc.                                          80,080
     1,300   Merrill Lynch & Co., Inc.                                  71,513
     1,000   MetLife, Inc.                                              44,940
     7,700   Microsoft Corp.                                           191,268
       100   Millipore Corp. *                                           5,673
       100   Molson Coors Brewing Co., Class B                           6,200
       219   Monsanto Co.                                               13,769
       900   Morgan Stanley                                             47,223
     2,600   Motorola, Inc.                                             47,476
       200   Mylan Laboratories, Inc.                                    3,848
       200   Nabors Industries, Ltd. *                                  12,124
       200   National Semiconductor Corp.                                4,406
       200   National-Oilwell Varco, Inc. *                              9,508
       100   Navistar International Corp. *                              3,200
       200   NCR Corp. *                                                 7,024
       400   Newmont Mining Corp.                                       15,612
     2,000   News Corp., Class A                                        32,360
       800   Nextel Communications, Inc., Class A *                     25,848
       200   Nike, Inc., Class B                                        17,320
       200   NiSource, Inc.                                              4,946
       100   Noble Corp.                                                 6,151
       200   Nordstrom, Inc.                                            13,594
       600   Norfolk Southern Corp.                                     18,576
       650   North Fork Bancorporation, Inc.                            18,259
       500   Northrop Grumman Corp.                                     27,625
       500   Novell, Inc. *                                              3,100
       200   Novellus Systems, Inc. *                                    4,942

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                                VALUE
----------                                                        ------------
COMMON STOCKS -- (CONTINUED)
       100   Nucor Corp.                                          $      4,562
       200   NVIDIA Corp. *                                              5,344
       600   Occidental Petroleum Corp.                                 46,158
       400   Office Depot, Inc. *                                        9,136
       100   Omnicom Group, Inc.                                         7,986
     4,500   Oracle Corp. *                                             59,400
       200   Pactiv Corp. *                                              4,316
       200   Parametric Technology Corp. *                               1,276
       100   Parker Hannifin Corp.                                       6,201
       100   Pepsi Bottling Group, Inc.                                  2,861
     1,130   PepsiCo, Inc.                                              60,941
       200   PerkinElmer, Inc.                                           3,780
     6,320   Pfizer, Inc.                                              174,306
       300   PG&E Corp.                                                 11,262
       100   Phelps Dodge Corp.                                          9,250
       100   Pinnacle West Capital Corp.                                 4,445
       200   Pitney Bowes, Inc.                                          8,710
       100   Plum Creek Timber Co., Inc.                                 3,630
       200   PNC Financial Services Group                               10,892
       200   PPG Industries, Inc.                                       12,552
       100   PPL Corp.                                                   5,938
       200   Praxair, Inc.                                               9,320
       200   Principal Financial Group, Inc.                             8,380
     1,700   Procter & Gamble Co.                                       89,675
       200   Progress Energy, Inc.                                       9,048
       100   ProLogis                                                    4,024
       200   Providian Financial Corp. *                                 3,526
       700   Prudential Financial, Inc.                                 45,962
       200   Public Service Enterprise Group, Inc.                      12,164
       200   Pulte Homes, Inc.                                          16,850
       100   QLogic Corp. *                                              3,087
     1,600   QUALCOMM, Inc.                                             52,816
       200   R.R. Donnelley & Sons Co.                                   6,902
       200   RadioShack Corp.                                            4,634
       600   Raytheon Co.                                               23,472
       100   Reebok International, Ltd.                                  4,183
       200   Rockwell Automation, Inc.                                   9,742
       100   Rohm & Haas Co.                                             4,634
       200   Rowan Cos., Inc.                                            5,942
       100   Ryder System, Inc.                                          3,660
       700   Sanmina-SCI Corp. *                                         3,829
       600   Sara Lee Corp.                                             11,886
     2,300   SBC Communications, Inc.                                   54,625
     1,000   Schering-Plough Corp.                                      19,060
       800   Schlumberger Ltd.                                          60,752
       200   Scientific-Atlanta, Inc.                                    6,654
        31   Sears Holdings Corp. *                                      4,646
       200   Sempra Energy                                               8,262
       100   Sherwin-Williams Co.                                        4,709
       700   Siebel Systems, Inc.                                        6,230
       100   Simon Property Group, Inc.                                  7,249
       100   Snap-on, Inc.                                               3,430
     1,400   Solectron Corp. *                                           5,306
       500   Southern Co.                                               17,335
       900   Southwest Airlines Co.                                     12,537
     1,000   Sprint Corp.                                               25,090
       500   St. Jude Medical, Inc. *                                   21,805
       100   Stanley Works                                               4,554
       100   Starwood Hotels & Resorts Worldwide, Inc.                   5,857
     2,400   Sun Microsystems, Inc. *                             $      8,952
       200   SunGard Data Systems, Inc. *                                7,034
       100   Sunoco, Inc.                                               11,368
       200   SunTrust Banks, Inc.                                       14,448
       200   SUPERVALU, Inc.                                             6,522
       500   Symantec Corp. *                                           10,870
     1,200   Target Corp.                                               65,292
       100   TECO Energy, Inc.                                           1,891
       100   Tektronix, Inc.                                             2,327
       600   Tellabs, Inc. *                                             5,220
       200   Temple-Inland, Inc.                                         7,430
       300   Teradyne, Inc. *                                            3,591
     1,300   Texas Instruments, Inc.                                    36,491
       100   Textron, Inc.                                               7,585
       200   Thermo Electron Corp. *                                     5,374
       100   Tiffany & Co.                                               3,276
     4,300   Time Warner, Inc. *                                        71,853
       100   Torchmark Corp.                                             5,220
       200   Toys "R" Us, Inc. *                                         5,296
       200   TXU Corp.                                                  16,618
     1,400   Tyco International, Ltd.                                   40,880
     2,300   U.S. Bancorp                                               67,160
       400   Union Pacific Corp.                                        25,920
       500   Unisys Corp. *                                              3,165
       200   United States Steel Corp.                                   6,874
     1,300   United Technologies Corp.                                  66,755
       900   UnitedHealth Group, Inc.                                   46,926
       200   Unocal Corp.                                               13,010
       200   UST, Inc.                                                   9,132
       100   V.F. Corp.                                                  5,722
       200   Valero Energy Corp.                                        15,822
       300   Veritas Software Corp. *                                    7,320
     1,900   Verizon Communications, Inc.                               65,645
     1,612   Viacom, Inc., Class B                                      51,616
       100   Visteon Corp.                                                 603
       100   W. W. Grainger, Inc.                                        5,479
       100   Wachovia Corp.                                              4,960
     2,300   Wal-Mart Stores, Inc.                                     110,859
       600   Washington Mutual, Inc.                                    24,414
       200   Waters Corp. *                                              7,434
       200   Watson Pharmaceuticals, Inc. *                              5,912
       900   WellPoint, Inc. *                                          62,676
     1,200   Wells Fargo & Co.                                          73,896
       100   Wendy's International, Inc.                                 4,765
       400   Williams Cos., Inc.                                         7,600
     1,300   Wyeth                                                      57,850
       300   Xcel Energy, Inc.                                           5,856
       200   XL Capital, Ltd., Class A                                  14,884
       400   XTO Energy, Inc.                                           13,596
       200   Zimmer Holdings, Inc. *                                    15,234
                                                                  ------------
             Total Common Stocks                                     7,627,455
                                                                  ------------
INVESTMENT COMPANIES -- 1.6%
   121,926   BNY Hamilton Money Fund                                   121,926
                                                                  ------------
             Total Investment Companies                                121,926
                                                                  ------------
             TOTAL (COST $7,243,660) -- 100.0%                    $  7,749,381
                                                                  ============

----------
Percentages indicated are based on net assets of $7,745,749.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SHARES                                                                VALUE
----------                                                        ------------
COMMON STOCKS -- 99.4%
             AUSTRALIA -- 4.4%
     3,652   Amcor Ltd.                                           $     18,568
    16,537   AXA Asia Pacific Holdings, Ltd.                            55,086
     4,184   BlueScope Steel, Ltd.                                      25,986
     8,108   Boral Ltd.                                                 39,833
     3,415   Coca-Cola Amatil, Ltd.                                     20,472
    11,806   CSR Ltd.                                                   23,992
     9,365   Insurance Australia Group, Ltd.                            42,679
     3,963   Lend Lease Corp., Ltd.                                     39,041
     8,269   Mirvac Group                                               22,397
    11,671   Qantas Airways, Ltd.                                       29,827
     6,672   QBE Insurance Group, Ltd.                                  81,119
     9,390   Rinker Group, Ltd.                                         99,434
     7,310   Santos Ltd.                                                62,701
                                                                  ------------
                                                                       561,135
                                                                  ------------
             AUSTRIA -- 0.5%
       214   Bank Austria Creditanstalt                                 22,273
       554   Voestalpine AG                                             38,811
                                                                  ------------
                                                                        61,084
                                                                  ------------
             BELGIUM -- 2.1%
       340   Delhaize Group *                                           20,373
       707   Fortis                                                     19,576
     1,251   InBev                                                      42,288
     2,049   KBC Groupe SA                                             161,693
       248   Umicore                                                    19,853
                                                                  ------------
                                                                       263,783
                                                                  ------------
             DENMARK -- 1.4%
       300   Danisco A/S                                                19,468
     2,480   Danske Bank A/S                                            74,495
       550   Jyske Bank A/S *                                           24,135
     1,530   TDC A/S                                                    65,512
                                                                  ------------
                                                                       183,610
                                                                  ------------
             FINLAND -- 2.6%
     7,986   Fortum Oyj                                                128,104
     1,000   Kesko Oyj, Class B                                         25,107
     3,480   M-real Oyj, Class B                                        18,857
     2,588   Metso Oyj                                                  56,341
     1,446   Neste Oil Oyj *                                            37,463
     1,800   Outokumpu Oyj                                              23,184
     1,500   Stora Enso Oyj, Class R                                    19,100
     1,000   UPM-Kymmene Oyj                                            19,147
                                                                  ------------
                                                                       327,303
                                                                  ------------
             FRANCE -- 11.3%
     1,000   Air France-KLM                                             15,158
       800   Assurances Generales de France                             65,394
     9,600   AXA Asia Pacific Holdings, Ltd.                           239,113
     4,065   BNP Paribas SA                                            277,755
       500   Cap Gemini SA *                                            15,827
     1,800   Compagnie de Saint-Gobain                                  99,606
       600   Compagnie Gernerale des Etablissements
               Michelin, Class B                                        36,450
       567   Lafarge SA                                                 51,558
       600   Lagardere S.C.A.                                           44,340
     1,100   PSA Peugeot Citroen                                        64,896
     1,650   Renault SA                                                144,983
     1,200   Schneider Electric SA                                $     90,275
       300   Societe Generale                                           30,434
       452   Technip SA                                                 20,979
     1,100   Thomson                                                    26,251
       175   Unibail                                                    22,458
     1,200   Veolia Environnement                                       44,937
     5,000   Vivendi Universal SA                                      156,756
                                                                  ------------
                                                                     1,447,170
                                                                  ------------
             GERMANY -- 6.9%
       400   Allianz AG                                                 45,755
       503   BASF AG                                                    33,305
     3,100   Bayer AG                                                  103,187
     3,220   Bayerische Hypo-und Vereinsbank AG *                       83,521
       456   Bayerische Motoren Werke AG                                20,754
     2,600   Commerzbank AG                                             56,412
     4,600   DaimlerChrysler AG                                        186,214
     1,934   Deutsche Bank AG                                          150,574
     1,150   Deutsche Lufthansa AG                                      14,058
       480   E.On AG                                                    42,629
       300   Hypo Real Estate Holding AG                                11,366
       310   Lanxess AG *                                                6,921
       300   Linde AG                                                   20,203
       183   Muenchener Rueckversicherungs-Gesellschaft AG              19,404
     1,400   ThyssenKrupp AG                                            24,214
     1,450   Volkswagen AG                                              65,989
                                                                  ------------
                                                                       884,506
                                                                  ------------
             GREECE -- 0.7%
     1,000   Commercial Bank of Greece *                                29,702
     3,100   Hellenic Petroleum SA                                      33,114
     1,140   Hellenic Telecommunications Organization SA *              22,092
                                                                  ------------
                                                                        84,908
                                                                  ------------
             HONG KONG -- 3.6%
    11,000   Cheung Kong Holdings, Ltd.                                106,702
    26,000   China Unicom, Ltd.                                         21,842
    13,000   Henderson Land Development Co., Ltd.                       61,946
     7,000   Hutchison Whampoa, Ltd.                                    63,010
     1,900   i-CABLE Communications, Ltd.                                  629
    13,500   MTR Corp., Ltd.                                            25,976
    19,000   New World Development Co., Ltd.                            23,201
     3,000   Sun Hung Kai Properties, Ltd.                              29,510
     7,500   Swire Pacific, Ltd., Class A                               66,137
    19,000   Wharf Ltd.                                                 66,479
                                                                  ------------
                                                                       465,432
                                                                  ------------
             IRELAND -- 1.7%
       965   Allied Irish Banks PLC                                     20,764
     5,694   CRH PLC                                                   149,782
     2,985   Irish Life & Permanent PLC                                 52,228
                                                                  ------------
                                                                       222,774
                                                                  ------------
             ITALY -- 2.8%
    24,375   Banca Nazionale del Lavoro S.p.A. *                        84,033
     4,000   Banca Popolare di Milano S.c.r.l.                          39,385
     1,201   Banche Popolari Unite S.c.r.l.                             23,821
    15,000   Capitalia S.p.A.                                           83,712
     5,000   Fiat S.p.A. *                                              36,236

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                                VALUE
----------                                                        ------------
COMMON STOCKS -- (CONTINUED)
             ITALY -- (CONTINUED)
     2,000   Italcementi S.p.A.                                   $     31,206
    26,664   Pirelli & C. S.p.A.                                        27,734
    10,825   Telecom Italia S.p.A.                                      33,772
                                                                  ------------
                                                                       359,899
                                                                  ------------
             JAPAN -- 17.9%
     3,000   77 Bank, Ltd.                                              18,407
     2,000   Aisin Seiki Co., Ltd.                                      43,234
     3,000   Amada Co., Ltd.                                            20,324
     5,000   Bank of Fukuoka, Ltd.                                      29,500
     2,000   Bank of Kyoto, Ltd.                                        16,948
     7,000   Chiba Bank, Ltd.                                           45,919
     4,000   Daiwa House Industry Co., Ltd.                             45,586
     1,700   Denso Corp.                                                38,612
     6,000   Fuji Heavy Industries, Ltd.                                24,879
     3,000   Fuji Photo Film Co., Ltd.                                  96,980
    14,000   Fujitsu Ltd.                                               72,984
     4,000   Gunma Bank, Ltd.                                           23,896
     4,000   Hachijuni Bank, Ltd.                                       25,459
    29,000   Hitachi Ltd.                                              175,390
     6,000   Hokkoku Bank, Ltd.                                         25,420
     4,000   Hyakujushi Bank, Ltd.                                      21,604
     3,000   Iyo Bank, Ltd.                                             23,548
     7,000   Joyo Bank, Ltd.                                            34,128
     2,000   JS Group Corp.                                             33,799
     8,000   Kirin Brewery Co., Ltd.                                    77,337
     3,000   Kuraray Co., Ltd.                                          28,334
       300   Kyocera Corp.                                              22,875
     3,000   Marui Co., Ltd.                                            40,292
    22,000   Matsushita Electric Industrial Co., Ltd.                  332,591
     2,000   Matsushita Electric Works, Ltd.                            16,619
         5   Millea Holdings, Inc.                                      67,074
    30,000   Mitsubishi Heavy Industries, Ltd.                          78,308
     9,000   Mitsubishi Materials Corp.                                 21,144
     3,000   Mitsubishi Securities Co., Ltd.                            26,402
     6,000   Mitsui Sumitomo Insurance Co., Ltd.                        53,696
     2,000   NGK Spark Plug Co., Ltd.                                   22,963
     2,000   Nippon Meat Packers, Inc.                                  23,205
    10,000   Nippon Oil Corp.                                           67,683
     6,000   Obayashi Corp.                                             32,124
     1,500   Pioneer Corp.                                              22,668
       700   Promise Co., Ltd.                                          44,701
    50,000   Resona Holdings, Inc. *                                    92,556
     3,000   Sankyo Co., Ltd.                                           57,413
     9,000   Sanyo Electric Co., Ltd. *                                 22,958
     6,000   Sekisui House, Ltd.                                        60,318
     6,000   Shizuoka Bank, Ltd.                                        51,326
     2,000   Sompo Japan Insurance, Inc.                                20,088
     6,000   Sumitomo Electric Industries, Ltd.                         61,149
     3,000   Toppan Printing Co., Ltd.                                  31,643
     2,700   Toyota Industries Corp.                                    73,410
     1,500   Yamaha Corp.                                               23,355
                                                                  ------------
                                                                     2,288,849
                                                                  ------------
             NETHERLANDS -- 5.4%
    13,214   Aegon NV                                                  170,228
       500   DSM NV                                                     34,195
       671   European Aeronautic Defence & Space Co.              $     21,299
       750   ING Groep NV -- CVA                                        21,089
     8,858   Koninklijke Ahold NV *                                     72,597
    10,618   Koninklijke KPN NV                                         88,840
       810   Koninklijke Numico NV *                                    32,355
     7,772   Koninklijke Philips Electronics NV                        195,844
     2,194   VNU NV                                                     61,094
                                                                  ------------
                                                                       697,541
                                                                  ------------
             NEW ZEALAND -- 0.1%
    11,850   Carter Holt Harvey, Ltd.                                   18,714
                                                                  ------------
             NORWAY -- 1.0%
       900   Norsk Hydro ASA                                            81,819
     1,400   Norske Skogindustrier ASA                                  22,968
     2,900   Storebrand ASA                                             27,059
                                                                  ------------
                                                                       131,846
                                                                  ------------
             PORTUGAL -- 0.3%
     6,174   Banco Comercial Portugues SA, Class R                      15,816
     1,243   Banco Espirito Santo SA                                    19,388
     1,360   Modelo Continente, SGPS, SA *                               2,600
                                                                  ------------
                                                                        37,804
                                                                  ------------
             SINGAPORE -- 0.6%
     5,000   DBS Group Holdings, Ltd.                                   42,314
       548   Haw Par Corp., Ltd.                                         1,672
     4,000   Singapore Airlines, Ltd.                                   26,539
                                                                  ------------
                                                                        70,525
                                                                  ------------
             SPAIN -- 5.4%
     2,000   Acerinox SA                                                27,191
     1,400   Banco de Sabadell SA                                       36,159
    15,355   Banco Santander Central Hispano SA                        177,841
     7,700   Endesa SA                                                 179,057
     7,352   Iberia Lineas Aereas de Espana SA                          21,014
     9,766   Repsol YPF SA                                             247,946
                                                                  ------------
                                                                       689,208
                                                                  ------------
             SWEDEN -- 3.0%
       700   Holmen AB, Class B                                         18,876
    12,100   Nordea AB                                                 109,667
     2,800   Skandinaviska Enskilda Banken AB                           46,475
       800   SSAB Svenskt Stal AB, Class A                              18,390
       600   Svenska Cellulosa AB, Class B                              19,175
    16,800   TeliaSonera AB                                             79,984
     2,400   Volvo AB, Class B                                          97,436
                                                                  ------------
                                                                       390,003
                                                                  ------------
             SWITZERLAND -- 7.5%
       400   Baloise Holding, Ltd., Class R                             19,905
       327   Ciba Specialty Chemicals AG                                19,014
     4,600   Compagnie Financiere Richemont AG, Class A                154,239
     4,604   Credit Suisse Group                                       180,467
        60   Givaudan SA                                                34,850
     2,514   Holcim Ltd.                                               152,702
       200   SIG Holding AG                                             45,203
       200   Swatch Group AG                                            28,010
       160   Swiss Life Holding *                                       21,041

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                                VALUE
----------                                                        ------------
COMMON STOCKS -- (CONTINUED)
             SWITZERLAND -- (CONTINUED)
     1,306   Swiss Reinsurance Co.                                $     80,083
     1,200   Syngenta AG                                               122,778
       585   Zurich Financial Services AG                              100,339
                                                                  ------------
                                                                       958,631
                                                                  ------------
             UNITED KINGDOM -- 20.2%
     6,300   Amvescap PLC                                               37,438
     2,521   Anglo American PLC                                         58,977
     3,000   Associated British Foods PLC                               44,320
     3,200   Associated British Ports Holdings PLC                      28,185
    19,377   Aviva PLC                                                 215,246
    10,241   BAA PLC                                                   113,515
    30,600   BAE Systems PLC                                           156,846
    10,000   British Airways PLC *                                      46,940
     5,269   British Land Co. PLC                                       82,583
    25,666   Cable & Wireless PLC                                       68,332
    44,200   Corus Group PLC *                                          33,010
    13,000   Friends Provident PLC                                      42,278
     3,909   George Wimpey PLC                                          30,683
     2,800   Hammerson PLC                                              44,546
     7,300   Hanson PLC                                                 70,046
    16,575   Hilton Group PLC                                           84,771
     4,772   InterContinental Hotels Group PLC                          60,257
    14,763   International Power PLC                                    54,389
    17,253   J Sainsbury PLC                                            87,982
     2,000   Liberty International PLC                                  34,663
     5,144   Mitchells & Butlers PLC                                    30,854
    77,250   O2 PLC *                                                  188,659
     8,000   Pearson PLC                                                94,010
     6,000   Peninsular & Oriental Steam Navigation Co.                 34,043
     2,701   Rolls-Royce Group PLC *                                    13,863
   834,400   Rolls-Royce Group PLC, Class B                              1,466
    14,300   Royal & Sun Alliance Insurance Group PLC                   21,405
     2,000   Schroders PLC                                              27,063
    12,461   Scottish Power PLC                                        110,613
     4,000   Shire Pharmaceuticals Group PLC                            43,696
     4,100   Slough Estates PLC                                         38,165
     6,229   Taylor Woodrow PLC                                         37,586
     2,910   Trinity Mirror PLC                                         32,149
   200,000   Vodafone Group PLC                                        486,453
     1,714   Whitbread PLC                                              29,152
                                                                  ------------
                                                                     2,584,184
                                                                  ------------
             Total Common Stocks                                    12,728,909
                                                                  ------------
RIGHTS -- +
             SWEDEN -- +
    12,500   TeliaSonera AB *                                     $      1,248
                                                                  ------------
             Total Rights                                                1,248
                                                                  ------------
             TOTAL (COST $9,716,073) -- 99.4%                     $ 12,730,157
                                                                  ============

----------
Percentages indicated are based on net assets of $12,810,423.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH LARGE CAP FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SHARES                                                                VALUE
----------                                                        ------------
COMMON STOCKS -- 99.4%
     3,700   Abbott Laboratories                                  $    181,337
     2,450   Adobe Systems, Inc.                                        70,119
     2,200   AFLAC, Inc.                                                95,216
     1,100   Allergan, Inc.                                             93,764
     1,500   American Express Co.                                       79,845
     1,500   American International Group, Inc.                         87,150
     3,000   Amgen, Inc. *                                             181,380
     1,300   Apollo Group, Inc., Class A *                             101,686
    11,000   Applied Materials, Inc.                                   177,980
     4,500   Automatic Data Processing, Inc.                           188,865
     1,000   Avery Dennison Corp.                                       52,960
     2,300   Bed Bath & Beyond, Inc. *                                  96,094
     2,400   Boeing Co.                                                158,400
     1,550   Cardinal Health, Inc.                                      89,249
     1,750   Cintas Corp.                                               67,550
     8,000   Cisco Systems, Inc. *                                     152,880
     1,500   Citigroup, Inc.                                            69,345
     3,500   Coca-Cola Co.                                             146,125
     1,500   Cognos, Inc. *                                             51,210
     4,000   Dell, Inc. *                                              158,040
     4,500   Dollar General Corp.                                       91,620
     3,200   Dover Corp.                                               116,416
     2,000   eBay, Inc. *                                               66,020
     1,800   Electronic Arts, Inc. *                                   101,898
     2,100   Eli Lilly & Co.                                           116,991
    11,000   EMC Corp. *                                               150,810
     2,000   First Data Corp.                                           80,280
     4,000   Gap, Inc.                                                  79,000
     1,900   Genentech, Inc. *                                         152,532
     1,000   General Dynamics Corp.                                    109,540
     6,500   General Electric Co.                                      225,225
     2,400   Gillette Co.                                              121,512
     1,500   Harley-Davidson, Inc.                                      74,400
     8,500   Hewlett-Packard Co.                                       199,835
     5,000   Home Depot, Inc.                                          194,500
       800   Honeywell International, Inc.                              29,304
     3,300   IBM Corp.                                                 244,860
     1,000   Illinois Tool Works, Inc.                                  79,680
     6,000   Intel Corp.                                               156,360
     3,400   Johnson & Johnson                                         221,000
     3,600   Linear Technology Corp.                                   132,084
     1,500   Lowe's Cos., Inc.                                          87,330
     3,000   McDonald's Corp.                                           83,250
     1,600   McGraw-Hill Cos., Inc.                                     70,800
     3,500   MedImmune, Inc. *                                          93,520
     4,500   Medtronic, Inc.                                           233,055
     4,500   Merck & Co., Inc.                                         138,600
     9,000   Microsoft Corp.                                           223,560
     3,000   Motorola, Inc.                                             54,780
     5,000   Network Appliance, Inc. *                                 141,350
     5,000   Nokia Corp. -- ADR                                         83,200
    12,000   Oracle Corp. *                                            158,400
     1,250   Patterson Cos., Inc. *                                     56,350
     3,500   Paychex, Inc.                                             113,890
     2,800   PepsiCo, Inc.                                             151,004
     6,500   Pfizer, Inc.                                              179,270
     1,000   Procter & Gamble Co.                                       52,750
     2,400   QUALCOMM, Inc.                                       $     79,224
     6,500   Schering-Plough Corp.                                     123,890
     3,600   Staples, Inc.                                              76,752
     1,700   Starbucks Corp. *                                          87,822
     1,800   Stryker Corp.                                              85,608
     5,000   SYSCO Corp.                                               180,950
     1,350   Target Corp.                                               73,454
     3,000   Teva Pharmaceutical Industries, Ltd. -- ADR                93,420
     7,600   TJX Cos., Inc.                                            185,060
     2,000   United Technologies Corp.                                 102,700
     2,800   UnitedHealth Group, Inc.                                  145,992
     2,700   Wal-Mart Stores, Inc.                                     130,140
     3,500   Walgreen Co.                                              160,965
     5,000   Walt Disney Co.                                           125,900
     3,700   Wyeth                                                     164,650
     2,900   Xilinx, Inc.                                               73,950
                                                                  ------------
             Total Common Stocks                                     8,854,648
                                                                  ------------
INVESTMENT COMPANIES -- 0.7%
    66,570   AIM Liquid Assets Money Market Fund                        66,570
                                                                  ------------
             Total Investment Companies                                 66,570
                                                                  ------------
             TOTAL (COST $8,751,339) -- 100.1%                    $  8,921,218
                                                                  ============

----------
Percentages indicated are based on net assets of $8,915,798.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH MID CAP FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SHARES                                                                VALUE
----------                                                        ------------
COMMON STOCKS -- 98.3%
     2,500   3Com Corp. *                                         $      9,100
       400   99 Cents Only Stores *                                      5,084
       500   A.G. Edwards, Inc.                                         22,575
       800   Abercrombie & Fitch Co., Class A                           54,960
     2,333   Activision, Inc. *                                         38,541
       500   Acxiom Corp.                                               10,440
       600   Adesa, Inc.                                                13,062
       500   ADTRAN, Inc.                                               12,395
       800   Advance Auto Parts, Inc. *                                 51,640
       365   Advanced Medical Optics, Inc. *                            14,509
       200   Advent Software, Inc. *                                     4,052
       300   Aeropostale, Inc. *                                        10,080
       600   AGCO Corp. *                                               11,472
       500   AGL Resources, Inc.                                        19,325
       400   Airgas, Inc.                                                9,868
       500   Airtran Holdings, Inc. *                                    4,615
       200   Alaska Air Group, Inc. *                                    5,950
       300   Albemarle Corp.                                            10,941
       300   Alexander & Baldwin, Inc.                                  13,905
       900   Alliance Data Systems Corp. *                              36,504
       700   Alliant Energy Corp.                                       19,705
       400   Allmerica Financial Corp. *                                14,836
       500   AMB Property Corp.                                         21,715
     1,400   American Eagle Outfitters, Inc.                            42,910
       400   American Financial Group, Inc.                             13,408
       400   American Greetings Corp., Class A                          10,600
       300   AmeriCredit Corp. *                                         7,650
       200   AmerUs Group Co.                                            9,610
       800   Ametek, Inc.                                               33,480
     1,000   Amphenol Corp., Class A                                    40,170
       500   AnnTaylor Stores Corp. *                                   12,140
       200   Anteon International Corp. *                                9,124
       500   Applebee's International, Inc.                             13,245
       300   Apria Healthcare Group, Inc. *                             10,392
       600   Aqua America, Inc.                                         17,844
     1,500   Aquila, Inc. *                                              5,415
       700   Arrow Electronics, Inc. *                                  19,012
       500   ArvinMeritor, Inc.                                          8,895
       350   Associated Banc-Corp.                                      11,781
     2,900   Atmel Corp. *                                               6,873
     1,500   Avnet, Inc. *                                              33,795
       600   Avocent Corp. *                                            15,684
       100   Bandag, Inc.                                                4,605
       600   Bank of Hawaii Corp.                                       30,450
       100   Banta Corp.                                                 4,536
       800   Barnes & Noble, Inc. *                                     31,040
       900   Barr Laboratories, Inc. *                                  43,866
       400   Beckman Coulter, Inc.                                      25,428
       200   Belo Corp., Class A                                         4,794
       900   BJ's Wholesale Club, Inc. *                                29,241
       200   Black Hills Corp.                                           7,370
       200   Blyth, Inc.                                                 5,610
       200   Bob Evans Farms, Inc.                                       4,664
       500   Borders Group, Inc.                                        12,655
       400   Boyd Gaming Corp.                                          20,452
       700   Brink's Co.                                                25,200
     1,000   Brinker International, Inc. *                              40,050
       200   C.H. Robinson Worldwide, Inc.                        $     11,640
       800   Cabot Corp.                                                26,400
       100   Cabot Microelectronics Corp. *                              2,899
       500   Cadence Design System, Inc. *                               6,830
       400   Callaway Golf Co.                                           6,172
       200   Career Education Corp. *                                    7,322
       200   Carlisle Cos., Inc.                                        13,726
       100   CarMax, Inc. *                                              2,665
       300   Catalina Marketing Corp.                                    7,623
       200   CDW Corp.                                                  11,418
     1,800   Ceridian Corp. *                                           35,064
       800   Certegy, Inc.                                              30,576
       800   Charles River Laboratories International, Inc. *           38,600
       100   CheckFree Corp. *                                           3,406
       600   Chico's FAS, Inc. *                                        20,568
     1,000   ChoicePoint, Inc. *                                        40,050
        50   Church & Dwight Co., Inc.                                   1,810
     1,400   Cincinnati Bell, Inc. *                                     6,020
       500   City National Corp.                                        35,855
     1,300   Claire's Stores, Inc.                                      31,265
       700   CNF, Inc.                                                  31,430
       900   Cognizant Technology Solutions Corp., Class A *            42,417
     1,000   Colonial BancGroup, Inc.                                   22,060
       500   Commerce Bancorp, Inc.                                     15,155
       300   CommScope, Inc. *                                           5,223
       900   Community Health Systems, Inc. *                           34,011
     2,000   Constellation Brands, Inc., Class A *                      59,000
       600   Cooper Cameron Corp. *                                     37,230
       500   Copart, Inc. *                                             11,900
       600   Corinthian Colleges, Inc. *                                 7,662
       800   Covance, Inc. *                                            35,896
       900   Coventry Health Care, Inc. *                               63,675
       300   Crane Co.                                                   7,890
       600   Credence Systems Corp. *                                    5,430
       700   Crompton Corp.                                              9,905
       300   CSG Systems International, Inc. *                           5,694
       600   Cullen/Frost Bankers, Inc.                                 28,590
       800   Cypress Semiconductor Corp. *                              10,072
       600   Cytec Industries, Inc.                                     23,880
     2,366   D. R. Horton, Inc.                                         88,984
     1,400   Dean Foods Co. *                                           49,336
       300   Deluxe Corp.                                               12,180
       200   DENTSPLY International, Inc.                               10,800
       700   Developers Diversified Realty Corp.                        32,172
       400   DeVry, Inc. *                                               7,960
       500   Diebold, Inc.                                              22,555
       100   Donaldson Co., Inc.                                         3,033
       800   DPL, Inc.                                                  21,960
       100   DST Systems, Inc. *                                         4,680
       700   Dun & Bradstreet Corp. *                                   43,155
       500   Duquesne Light Holdings, Inc.                               9,340
       300   Dycom Industries, Inc. *                                    5,943
       900   Eaton Vance Corp.                                          21,519
       900   Education Management Corp. *                               30,357
       250   Emmis Communications Corp., Class A *                       4,418
       700   Energizer Holdings, Inc. *                                 43,519
       900   Energy East Corp.                                          26,082

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                                VALUE
----------                                                        ------------
COMMON STOCKS -- (CONTINUED)
     1,400   ENSCO International, Inc.                            $     50,050
       300   Entercom Communications Corp. *                             9,987
       400   Equitable Resources, Inc.                                  27,200
       600   Everest Re Group, Ltd.                                     55,800
       300   Expeditors International of Washington, Inc.               14,943
       200   F5 Networks, Inc. *                                         9,447
     1,500   Fairchild Semiconductor Corp., Class A *                   22,125
       200   Fastenal Co.                                               12,252
       300   Federal Signal Corp.                                        4,680
       300   Ferro Corp.                                                 5,958
     1,565   Fidelity National Financial, Inc.                          55,855
     1,000   First American Corp.                                       40,140
       300   Flowserve Corp. *                                           9,078
       200   FMC Corp. *                                                11,228
       900   FMC Technologies, Inc. *                                   28,773
     1,700   Foot Locker, Inc.                                          46,274
       300   Forest Oil Corp. *                                         12,600
       300   Furniture Brands International, Inc.                        6,483
       600   Gartner, Inc., Class A *                                    6,372
       300   GATX Corp.                                                 10,350
       300   Gen-Probe Inc. *                                           10,869
       100   Gentex Corp.                                                1,820
       200   Glatfelter                                                  2,480
       850   Graco, Inc.                                                28,960
       200   Granite Construction, Inc.                                  5,620
       800   Grant Prideco, Inc. *                                      21,160
       500   Great Plains Energy, Inc.                                  15,945
       300   Greater Bay Bancorp                                         7,911
       700   GTECH Holdings Corp.                                       20,468
       500   Hanover Compressor Co. *                                    5,755
       600   Harman International Industries, Inc.                      48,816
     1,400   Harris Corp.                                               43,694
       500   Harsco Corp.                                               27,275
       500   Harte-Hanks, Inc.                                          14,865
       500   Hawaiian Electric Industries, Inc.                         13,405
       400   HCC Insurance Holdings, Inc.                               15,148
       300   Health Net, Inc. *                                         11,448
       300   Helmerich & Payne, Inc.                                    14,076
       100   Henry Schein, Inc. *                                        4,152
       500   Herman Miller, Inc.                                        15,420
     1,000   Hibernia Corp., Class A                                    33,180
       300   Highwoods Properties, Inc.                                  8,928
       400   Hillenbrand Industries, Inc.                               20,220
       300   HNI Corp.                                                  15,345
       300   Horace Mann Educators Corp.                                 5,646
       700   Hormel Foods Corp.                                         20,531
       400   Hospitality Properties Trust                               17,628
       300   Hovnanian Enterprises, Inc., Class A *                     19,560
       100   Hubbell, Inc., Class B                                      4,410
       300   IDACORP, Inc.                                               9,189
       200   Imation Corp.                                               7,758
       200   INAMED Corp. *                                             13,394
       500   Integrated Circuit Systems, Inc. *                         10,320
       700   Integrated Device Technology, Inc. *                        7,525
       400   International Rectifier Corp. *                            19,088
       300   International Speedway Corp., Class A                      16,878
       200   Intersil Corp., Class A                                     3,754
       100   Invitrogen Corp. *                                   $      8,329
       300   ITT Educational Services, Inc. *                           16,026
     1,500   IVAX Corp. *                                               32,250
       100   J.B. Hunt Transport Services, Inc.                          1,930
       100   J.M. Smucker Co.                                            4,694
       500   Jack Henry & Associates, Inc.                               9,155
       400   Keane, Inc. *                                               5,480
       200   Kelly Services, Inc., Class A                               5,728
       500   KEMET Corp. *                                               3,150
       200   Kennametal, Inc.                                            9,170
       200   Korn/Ferry International *                                  3,550
       400   Krispy Kreme Doughnuts, Inc. *                              2,784
       300   LaBranche & Co., Inc. *                                     1,890
       300   Lam Research Corp. *                                        8,682
       200   Lancaster Colony Corp.                                      8,584
       600   Lattice Semiconductor Corp. *                               2,664
       300   Lee Enterprises, Inc.                                      12,027
       900   Legg Mason, Inc.                                           93,698
     1,200   Lennar Corp.                                               76,140
       200   Leucadia National Corp.                                     7,726
       500   Liberty Property Trust                                     22,155
       300   LifePoint Hospitals, Inc. *                                15,156
       200   Lincare Holdings, Inc. *                                    8,168
       300   Longview Fibre Co.                                          6,165
       300   LTX Corp. *                                                 1,488
       900   Lubrizol Corp.                                             37,809
     2,100   Lyondell Chemical Co.                                      55,482
       400   Mack-Cali Realty Corp.                                     18,120
       500   Macromedia, Inc. *                                         19,110
       300   Macrovision Corp. *                                         6,762
     1,000   Manpower, Inc.                                             39,780
       200   Martek Biosciences Corp. *                                  7,590
       500   Martin Marietta Materials, Inc.                            34,560
     1,700   McAfee, Inc. *                                             44,506
     1,000   McDATA Corp., Class A *                                     4,000
       700   MDU Resources Group, Inc.                                  19,719
       200   Media General, Inc., Class A                               12,952
       500   Mentor Graphics Corp. *                                     5,125
       200   Mercantile Bankshares Corp.                                10,306
     1,300   Michaels Stores, Inc.                                      53,781
       500   Micrel, Inc. *                                              5,760
       800   Microchip Technology, Inc.                                 23,696
       100   Millennium Pharmaceuticals, Inc. *                            927
       100   Minerals Technologies, Inc.                                 6,160
       200   Modine Manufacturing Co.                                    6,512
       200   Mohawk Industries, Inc. *                                  16,500
       600   MoneyGram International, Inc.                              11,472
       600   MPS Group, Inc. *                                           5,652
     1,400   Murphy Oil Corp.                                           73,122
       500   National Fuel Gas Co.                                      14,455
       300   Neiman Marcus Group, Inc.                                  29,076
       600   New Plan Excel Realty Trust                                16,302
       566   New York Community Bancorp, Inc.                           10,256
     1,200   Newfield Exploration Co. *                                 47,868
       300   Newport Corp. *                                             4,158
       600   Noble Energy, Inc.                                         45,390
       200   Nordson Corp.                                               6,856

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                                VALUE
----------                                                        ------------
COMMON STOCKS -- (CONTINUED)
       800   Northeast Utilities                                  $     16,688
       700   NSTAR                                                      21,581
       100   O'Reilly Automotive, Inc. *                                 2,981
       600   OGE Energy Corp.                                           17,364
       400   Ohio Casualty Corp.                                         9,672
     1,800   Old Republic International Corp.                           45,522
       400   Olin Corp.                                                  7,296
       700   Omnicare, Inc.                                             29,701
       700   ONEOK, Inc.                                                22,855
       500   Overseas Shipholding Group, Inc.                           29,825
       500   Pacific Sunwear of California, Inc. *                      11,495
       800   PacifiCare Health Systems, Inc. *                          57,160
       200   Par Pharmaceutical Cos., Inc. *                             6,362
       500   Patterson Cos., Inc. *                                     22,540
     1,100   Patterson-UTI Energy, Inc.                                 30,613
       400   Payless ShoeSource, Inc. *                                  7,680
     1,100   Peabody Energy Corp.                                       57,244
       700   Pentair, Inc.                                              29,967
     1,200   Pepco Holdings, Inc.                                       28,728
       700   PepsiAmericas, Inc.                                        17,962
       600   Perrigo Co.                                                 8,364
       300   PETsMART, Inc.                                              9,105
       600   Pier 1 Imports, Inc.                                        8,514
     1,300   Pioneer Natural Resources Co.                              54,704
       500   Plains Exploration & Production Co. *                      17,765
       600   Plantronics, Inc.                                          21,816
       300   Plexus Corp. *                                              4,269
       600   PMI Group, Inc.                                            23,388
       400   PNM Resources, Inc.                                        11,524
       700   Pogo Producing Co.                                         36,344
     1,200   Polycom, Inc. *                                            17,892
       200   Potlatch Corp.                                             10,466
       600   Powerwave Technologies, Inc. *                              6,132
       600   Precision Castparts Corp.                                  46,740
     1,600   Pride International, Inc. *                                41,120
       800   Protective Life Corp.                                      33,776
       700   Protein Design Labs, Inc. *                                14,147
       600   Puget Energy, Inc.                                         14,028
       700   Quanta Services, Inc. *                                     6,160
       500   Questar Corp.                                              32,950
       900   Radian Group, Inc.                                         42,498
       400   Raymond James Financial, Inc.                              11,300
       279   Rayonier, Inc.                                             14,795
       600   Reader's Digest Assoc., Inc., Class A                       9,900
       400   Regency Centers Corp.                                      22,880
       300   Regis Corp.                                                11,724
       400   Renal Care Group, Inc. *                                   18,440
       900   Rent-A-Center, Inc. *                                      20,961
     1,300   Republic Services, Inc.                                    46,813
       400   Reynolds & Reynolds Co., Class A                           10,812
     1,200   RF Micro Devices, Inc. *                                    6,516
       350   Rollins, Inc.                                               7,014
       300   Ross Stores, Inc.                                           8,673
       800   RPM International, Inc.                                    14,608
       400   RSA Security, Inc. *                                        4,592
       400   Ruby Tuesday, Inc.                                         10,360
       300   Ruddick Corp.                                               7,659
       300   Ryland Group, Inc.                                   $     22,761
     1,800   Saks, Inc. *                                               34,146
     1,800   SanDisk Corp. *                                            42,714
       700   SCANA Corp.                                                29,897
       200   Scholastic Corp. *                                          7,710
       500   SEI Investments Co.                                        18,675
       500   Semtech Corp. *                                             8,325
       300   Sensient Technologies Corp.                                 6,183
       400   Sepracor, Inc. *                                           24,004
       100   Sequa Corp., Class A *                                      6,617
       700   Sierra Pacific Resources *                                  8,715
       300   Silicon Laboratories, Inc. *                                7,863
       900   Smith International, Inc.                                  57,330
     1,200   Smithfield Foods, Inc. *                                   32,724
       300   Sotheby's Holdings, Inc., Class A *                         4,110
       100   SPX Corp.                                                   4,598
       400   StanCorp Financial Group, Inc.                             30,632
       300   Steel Dynamics, Inc.                                        7,875
       400   Steris Corp.                                               10,308
     1,200   Storage Technology Corp. *                                 43,548
       200   SVB Financial Group *                                       9,580
       400   Swift Transportation Co., Inc. *                            9,316
       600   Sybase, Inc. *                                             11,010
     1,800   Synopsys, Inc. *                                           30,006
       800   TCF Financial Corp.                                        20,704
       400   Tech Data Corp. *                                          14,644
       300   Techne Corp. *                                             13,773
       100   Tecumseh Products Co., Class A                              2,744
       300   Telephone and Data Systems, Inc.                           12,243
       300   Texas Regional Bancshares, Inc., Class A                    9,144
       400   Thomas & Betts Corp. *                                     11,296
       800   Tidewater, Inc.                                            30,496
       800   Timberland Co., Class A *                                  30,976
       600   Titan Corp. *                                              13,644
       200   Toll Brothers, Inc. *                                      20,310
       300   Tootsie Roll Industries, Inc.                               8,775
       200   Transaction Systems Architects, Inc., Class A *             4,926
       280   Treehouse Foods, Inc. *                                     7,983
       500   Triad Hospitals, Inc. *                                    27,320
       300   Trinity Industries, Inc.                                    9,609
       800   TriQuint Semiconductor, Inc. *                              2,664
       300   Tupperware Corp.                                            7,011
     1,000   Tyson Foods, Inc., Class A                                 17,800
       900   United Dominion Realty Trust, Inc.                         21,645
       500   United Rentals, Inc. *                                     10,105
       200   Universal Corp.                                             8,756
       700   Universal Health Services, Inc.                            43,526
       100   Urban Outfitters, Inc. *                                    5,669
       700   UTStarcom, Inc. *                                           5,243
       300   Valassis Communications, Inc. *                            11,115
       100   Valspar Corp.                                               4,829
     1,300   Varian Medical Systems, Inc. *                             48,529
       200   Varian, Inc. *                                              7,558
       500   VCA Antech, Inc. *                                         12,125
       500   Vectren Corp.                                              14,365
       600   Vertex Pharmaceuticals, Inc. *                             10,104
     1,200   Vishay Intertechnology, Inc. *                             14,244

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                                VALUE
----------                                                        ------------
COMMON STOCKS -- (CONTINUED)
     1,250   W.R. Berkley Corp.                                   $     44,600
     1,200   Weatherford International, Ltd. *                          69,576
       700   Webster Financial Corp.                                    32,683
       500   Weingarten Realty Investors                                19,610
       375   Werner Enterprises, Inc.                                    7,365
       200   Westamerica Bancorporation                                 10,562
       500   Westar Energy, Inc.                                        12,015
       300   Western Digital Corp. *                                     4,026
       400   Western Gas Resources, Inc.                                13,960
       500   Westwood One, Inc.                                         10,215
       300   WGL Holdings, Inc.                                         10,092
       300   Whole Foods Market, Inc.                                   35,490
       300   Williams-Sonoma, Inc. *                                    11,871
       800   Wilmington Trust Corp.                                     28,808
       500   Wind River Systems, Inc. *                                  7,840
       700   Wisconsin Energy Corp.                                     27,300
       500   Worthington Industries, Inc.                                7,900
       200   WPS Resources Corp.                                        11,250
       400   Yellow Roadway Corp. *                                     20,320
       300   York International Corp.                                   11,400
        50   Zebra Technologies Corp., Class A *                         2,190
                                                                  ------------
             Total Common Stocks                                     6,838,654
                                                                  ------------
INVESTMENT COMPANIES -- 1.8%
   123,513   BNY Hamilton Money Fund                              $    123,513
                                                                  ------------
             Total Investment Companies                                123,513
                                                                  ------------
             TOTAL (COST $5,846,589) -- 100.1%                    $  6,962,167
                                                                  ============

----------
Percentages indicated are based on net assets of $6,956,079.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH VARIABLE INSURANCE FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

     * Represents non-income producing security.
     + Amount is less than 0.1%.
     ADR -- American Depositary Receipt
     BNY -- Bank of New York
     PLC -- Public Limited Company

                                   COST OF INVESTMENTS                                           NET UNREALIZED
                                       FOR FEDERAL      GROSS UNREALIZED    GROSS UNREALIZED      APPRECIATION/
                                      TAX PURPOSES        APPRECIATION        DEPRECIATION        DEPRECIATION
                                   -------------------  ----------------    ----------------     --------------
     Enhanced Market Fund             $  7,531,726        $    757,405        $   (539,750)       $    217,655
     International Equity Fund           9,739,307           3,386,584            (395,734)          2,990,850
     Large Cap Fund                      8,783,264           1,226,346          (1,088,392)            137,954
     Mid Cap Fund                        5,922,686           1,267,502            (228,021)          1,039,481

     The investment concentrations for the following funds as a percentage of net assets, by economic sector, as of June 30, 2005, were as follows:

                                      ENHANCED MARKET  INTERNATIONAL EQUITY     LARGE CAP            MID CAP
                                           FUND                FUND               FUND                 FUND
                                      ---------------  --------------------     ---------            -------
     Consumer Discretionary                 8.7%              19.6%               15.6%               17.5%
     Consumer Staples                       8.8%               3.2%               10.6%                4.0%
     Energy                                11.0%               4.1%                 --                10.3%
     Financials                            16.9%              35.5%                3.7%               16.4%
     Health Care                           12.8%               0.8%               26.4%               10.9%
     Industrials                           13.5%              10.7%               11.7%               14.4%
     Information Technology                16.1%               2.2%               31.4%               12.3%
     Investment Companies                   1.6%                --                 0.7%                1.8%
     Materials                              4.0%              10.7%                 --                 5.3%
     Telecommunication Services             3.0%               8.2%                 --                 0.3%
     Utilities                              3.6%               4.4%                 --                 6.9%

AMSOUTH FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                                    ENHANCED MARKET  INTERNATIONAL EQUITY     LARGE CAP          MID CAP
                                                          FUND               FUND               FUND               FUND
                                                    ---------------  --------------------   ------------       ------------
ASSETS:
  Investments, at cost                                $  7,243,660       $  9,716,073       $  8,751,339       $  5,846,589
    Net unrealized appreciation                            505,721          3,014,084            169,879          1,115,578
                                                      ------------       ------------       ------------       ------------
    Investments, at value                                7,749,381         12,730,157          8,921,218          6,962,167
  Cash                                                          --             27,445                 --                 --
  Foreign currency, at value*                                   --             12,661                 --                 --
  Interest and dividends receivable                          9,385             18,352              8,370              3,594
  Receivable from reclaims                                      --              7,581                 --                 --
  Receivable from investment advisor                            --              2,825                 --              2,556
  Receivable from investments sold                              --             19,245                 --                 --
                                                      ------------       ------------       ------------       ------------
    Total Assets                                         7,758,766         12,818,266          8,929,588          6,968,317
                                                      ------------       ------------       ------------       ------------

LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees                                    64                394                197                115
    Shareholder servicing                                    1,600              2,631              1,859              1,417
    Custodian fees                                              38                 --                 45                 34
    Other                                                   11,315              4,818             11,689             10,672
                                                      ------------       ------------       ------------       ------------
      Total Liabilities                                     13,017              7,843             13,790             12,238
                                                      ------------       ------------       ------------       ------------

NET ASSETS:
    Capital                                              7,824,417         10,595,181          9,134,602          6,632,051
    Accumulated net investment income                        2,128            212,671              2,056              1,352
    Accumulated net realized losses from
      investments and foreign currency transactions       (586,517)        (1,011,075)          (390,739)          (792,902)
    Unrealized appreciation from investments
      and translation of assets and liabilities
      denominated in foreign currencies                    505,721          3,013,646            169,879          1,115,578
                                                      ------------       ------------       ------------       ------------
      Net Assets                                      $  7,745,749       $ 12,810,423       $  8,915,798       $  6,956,079
                                                      ============       ============       ============       ============
    Outstanding units of beneficial interest
      (shares)                                             844,991          1,072,333            984,669            728,917
                                                      ============       ============       ============       ============
    Net Asset Value                                   $       9.17       $      11.95       $       9.05       $       9.54
                                                      ============       ============       ============       ============

----------
*  Cost of foreign currency for the International Equity Fund is $12,712.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                    ENHANCED MARKET  INTERNATIONAL EQUITY     LARGE CAP          MID CAP
                                                          FUND               FUND               FUND               FUND
                                                    ---------------  --------------------   ------------       ------------
INVESTMENT INCOME:
  Dividend income                                     $     69,284       $    253,751       $     53,808       $     50,379
  Interest income                                               --                466                 --                 --
  Foreign withholding tax expense                               --            (33,998)                --                 --
                                                      ------------       ------------       ------------       ------------
    Total Investment Income                                 69,284            220,219             53,808             50,379
                                                      ------------       ------------       ------------       ------------

EXPENSES:
  Investment advisory fees                                  17,028             64,238             30,987             29,500
  Administration fees                                        7,568             12,848              8,854              6,556
  Shareholder servicing fees                                 9,460             16,059             11,067              8,194
  Accounting fees                                            5,926             21,297              2,629              5,956
  Custodian fees                                               227              5,069                266                197
  Audit fees                                                 6,707              6,881              6,697              6,624
  Legal fees                                                 1,496              2,513              1,750              1,272
  Transfer agent fees                                        5,000              5,000              5,000              5,000
  Other                                                      2,394              3,991              2,798              2,047
                                                      ------------       ------------       ------------       ------------
    Total expenses before fee reductions                    55,806            137,896             70,048             65,346
  Expenses reduced by:
    Investment Advisor                                     (11,352)           (31,089)           (13,280)           (19,667)
    Administrator                                           (7,568)            (6,424)            (8,854)            (6,556)
    Transfer Agent                                          (4,432)            (4,037)            (4,336)            (4,509)
                                                      ------------       ------------       ------------       ------------
  Net Expenses                                              32,454             96,346             43,578             34,614
                                                      ------------       ------------       ------------       ------------
Net Investment Income                                       36,830            123,873             10,230             15,765
                                                      ------------       ------------       ------------       ------------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM
  INVESTMENTS:
  Net realized gains from investments and
    foreign currency transactions                          176,631            984,123             51,488            339,934
  Change in unrealized appreciation/depreciation
    from investments and translation of assets and
    liabilities denominated in foreign currencies         (134,051)        (1,407,623)          (218,870)           (65,310)
                                                      ------------       ------------       ------------       ------------
      Net realized/unrealized gains/(losses)
        from investments                                    42,580           (423,500)          (167,382)           274,624
                                                      ------------       ------------       ------------       ------------
  Change in net assets resulting from operations      $     79,410       $   (299,627)      $   (157,152)      $    290,389
                                                      ============       ============       ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                             ENHANCED MARKET FUND          INTERNATIONAL EQUITY FUND
                                                         ----------------------------    ----------------------------
                                                         PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED
                                                           JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                             2005            2004            2005            2004
                                                         ------------    ------------    ------------    ------------
                                                         (UNAUDITED)                     (UNAUDITED)
OPERATIONS:
  Net investment income                                  $     36,830    $     73,885    $    123,873    $     93,081
  Net realized gains from investment transactions
    and foreign currency transactions                         176,631         362,743         984,123         162,033
  Change in unrealized appreciation/depreciation
    from investments and translation of assets and
    liabilities denominated in foreign currencies            (134,051)        279,624      (1,407,623)      2,475,584
                                                         ------------    ------------    ------------    ------------
  Change in net assets resulting from operations               79,410         716,252        (299,627)      2,730,698
                                                         ------------    ------------    ------------    ------------

DIVIDENDS TO SHAREHOLDERS:
  From net investment income                                  (39,530)        (69,057)             --              --
                                                         ------------    ------------    ------------    ------------
  Change in net assets from dividends to shareholders         (39,530)        (69,057)             --              --
                                                         ------------    ------------    ------------    ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 219,436         591,236          59,275         280,280
  Dividends reinvested                                         39,531          69,057              --              --
  Cost of shares redeemed                                    (222,293)       (426,802)        (40,091)        (68,395)
                                                         ------------    ------------    ------------    ------------
  Change in net assets from capital share transactions         36,674         233,491          19,184         211,885
                                                         ------------    ------------    ------------    ------------
  Change in net assets                                         76,554         880,686        (280,443)      2,942,583

NET ASSETS, BEGINNING OF PERIOD:
  Beginning of period                                       7,669,196       6,788,510      13,090,866      10,148,283
                                                         ------------    ------------    ------------    ------------
  End of period                                          $  7,745,749    $  7,669,196    $ 12,810,423    $ 13,090,866
                                                         ============    ============    ============    ============

SHARE TRANSACTIONS:
  Issued                                                       24,084          69,617           4,867          27,291
  Reinvested                                                    4,321           8,050              --              --
  Redeemed                                                    (24,453)        (49,844)         (3,319)         (6,378)
                                                         ------------    ------------    ------------    ------------
  Change in shares                                              3,952          27,823           1,548          20,913
                                                         ============    ============    ============    ============
  Accumulated Net Investment Income                      $      2,128    $      4,828    $    212,671    $     88,798
                                                         ============    ============    ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                LARGE CAP FUND                   MID CAP FUND
                                                         ----------------------------    ----------------------------
                                                         PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED
                                                           JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                             2005            2004            2005            2004
                                                         ------------    ------------    ------------    ------------
                                                         (UNAUDITED)                     (UNAUDITED)
OPERATIONS:
  Net investment income/(loss)                           $     10,230    $     31,055    $     15,765    $     (4,656)
  Net realized gains/(losses) from investment
    transactions and foreign currency transactions             51,488        (126,860)        339,934         694,395
  Change in unrealized appreciation/depreciation
    from investments and translation of assets and
    liabilities denominated in foreign currencies            (218,870)        569,700         (65,310)        181,946
                                                         ------------    ------------    ------------    ------------
  Change in net assets resulting from operations             (157,152)        473,895         290,389         871,685
                                                         ------------    ------------    ------------    ------------

DIVIDENDS TO SHAREHOLDERS:
  From net investment income                                  (10,073)        (29,416)        (14,413)             --
                                                         ------------    ------------    ------------    ------------
  Change in net assets from dividends to shareholders         (10,073)        (29,416)        (14,413)             --
                                                         ------------    ------------    ------------    ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 289,701         871,364         216,911         377,934
  Dividends reinvested                                         10,073          29,416          14,412              --
  Cost of shares redeemed                                    (339,720)       (659,956)       (112,714)       (161,616)
                                                         ------------    ------------    ------------    ------------
  Change in net assets from capital share transactions        (39,946)        240,824         118,609         216,318
                                                         ------------    ------------    ------------    ------------
  Change in net assets                                       (207,171)        685,303         394,585       1,088,003

NET ASSETS, BEGINNING OF PERIOD:
  Beginning of period                                       9,122,969       8,437,666       6,561,494       5,473,491
                                                         ------------    ------------    ------------    ------------
  End of period                                          $  8,915,798    $  9,122,969    $  6,956,079    $  6,561,494
                                                         ============    ============    ============    ============

SHARE TRANSACTIONS:
  Issued                                                       32,044          98,688          24,163          45,586
  Reinvested                                                    1,112           3,477           1,607              --
  Redeemed                                                    (37,660)        (76,793)        (12,299)        (19,654)
                                                         ------------    ------------    ------------    ------------
  Change in shares                                             (4,504)         25,372          13,471          25,932
                                                         ============    ============    ============    ============
  Accumulated Net Investment Income                      $      2,056    $      1,899    $      1,352     $        --
                                                         ============    ============    ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

AMSOUTH VARIABLE INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Enhanced Market Fund ("Enhanced Fund"), the AmSouth International Equity Fund ("International Fund"), the AmSouth Large Cap Fund ("Large Cap Fund") and the AmSouth Mid Cap Fund ("Mid Cap Fund") (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of New York Life Insurance and Annuity Company ("New York Life"), as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

    Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ official closing price ("NOCP"), if applicable. Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by of the Board of Trustees.

    Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days of less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value. Investments in investment companies are valued at their net asset values as reported by such companies.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    FOREIGN CURRENCY TRANSLATION--The market value of investment securities, other assets and liabilities of the International Fund denominated in foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

    Reported net realized foreign exchange gains or losses arise from sales and maturities of Fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

    RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES--Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

    Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available to the International Equity Fund or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

    DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Enhanced Fund, the Large Cap Fund, and the Mid Cap Fund, and annually for the International Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered to be either temporary or permanent in nature.

    To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. During the fiscal semi-year ended June 30, 2005, there were no permanent differences.

    FEDERAL INCOME TAXES--It is the intention of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of portfolio securities (excluding short-term securities and U.S. Government securities) for the period ended June 30, 2005, were as follows:

                             PURCHASES       SALES
                           ------------   ------------
    Enhanced Market Fund   $  5,425,159   $  5,504,707
    International Fund        2,144,439      2,001,582
    Large Cap Fund              869,629        883,135
    Mid Cap Fund              3,522,813      3,477,513

4.  RELATED PARTY TRANSACTIONS:

    AmSouth Asset Management, Inc. ("AAMI"), a wholly-owned subsidiary of AmSouth Bank, serves as investment advisor for the Funds. Under the terms of the investment advisory agreement, AAMI is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

    FUNDS                       ADVISORY FEES
    -----                       -------------
    Enhanced Market Fund            0.45%
    International Equity Fund       1.00%
    Large Cap Fund                  0.70%
    Mid Cap Fund                    0.90%

    AAMI has voluntary agreed to reduce and/ or reimburse its fees for the Funds to the extent necessary to maintain expense ratios:

    FUNDS                       EXPENSE RATIOS
    -----                       --------------
    Enhanced Market Fund            1.25%
    International Equity Fund       1.50%
    Large Cap Fund                  1.25%
    Mid Cap Fund                    1.25%

    AmSouth Bank serves as custodian for the Enhanced Fund, Large Cap Fund , and Mid Cap Fund. The Bank of New York serves as custodian for the International Fund. Pursuant to their respective Custodian Agreements with the Trust, AmSouth Bank and The Bank of New York receive compensation from the respective Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services

    Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS Ohio also provides an employee to serve the Funds as Chief Compliance Officer, for which BISYS Ohio receives compensation and reimbursement from the Funds for out-of-pocket expenses as approved by the Trust's Board of Trustees. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

    Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with New York Life Insurance and Annuity Corporation ("New York Life") for the provision of such services and pay New York Life for its services at an annual rate equal to 0.25% of the average daily net assets of the Funds.

AMSOUTH FUNDS

FINANCIAL HIGHLIGHTS
(UNAUDITED)

     Selected data for a share outstanding throughout the period indicated.



                                                          INVESTMENT ACTIVITIES
                                                 ---------------------------------------
                                                                   NET
                                                                REALIZED
                                                                   AND                         LESS
                                                               UNREALIZED                    DIVIDEND
                                                                  GAINS/                       FROM
                                     NET ASSET       NET           FROM          TOTAL      ----------                 ASSET
                                       VALUE,    INVESTMENT    INVESTMENTS       FROM           NET         TOTAL      VALUE,
                                     BEGINNING     INCOME/     AND FOREIGN    INVESTMENT    INVESTMENT       FROM      END OF
                                     OF PERIOD     (LOSS)      CURRENCIES     ACTIVITIES      INCOME      DIVIDENDS    PERIOD
                                     ---------   ----------    -----------    ----------    ----------    ----------  --------
ENHANCED MARKET FUND
Period Ended June 30, 2005***        $    9.12       0.04           0.06          0.10         (0.05)        (0.05)   $   9.17
Year Ended December 31, 2004         $    8.35       0.09           0.76          0.85         (0.08)        (0.08)   $   9.12
Year Ended December 31, 2003         $    6.56       0.05           1.79          1.84         (0.05)        (0.05)   $   8.35
Year Ended December 31, 2002         $    8.70       0.03          (2.13)        (2.10)        (0.04)        (0.04)   $   6.56
Year Ended December 31, 2001         $   10.00       0.02          (1.31)        (1.29)        (0.01)        (0.01)   $   8.70
Period Ended December 31, 2000 (a)   $   10.00         --             --            --            --            --    $  10.00

INTERNATIONAL FUND
Period Ended June 30, 2005***        $   12.23       0.12          (0.40)        (0.28)           --            --    $  11.95
Year Ended December 31, 2004         $    9.67       0.09           2.47          2.56            --            --    $  12.23
Year Ended December 31, 2003         $    6.32       0.05           3.35          3.40         (0.05)        (0.05)   $   9.67
Year Ended December 31, 2002         $    7.59       0.05          (1.29)        (1.24)        (0.03)        (0.03)   $   6.32
Year Ended December 31, 2001         $   10.00       0.04          (2.45)        (2.41)           --            --    $   7.59
Period Ended December 31, 2000 (a)   $   10.00         --             --            --            --            --    $  10.00

LARGE CAP FUND
Period Ended June 30, 2005***        $    9.22       0.01          (0.17)        (0.16)        (0.01)        (0.01)   $   9.05
Year Ended December 31, 2004         $    8.75       0.03           0.47          0.50         (0.03)        (0.03)   $   9.22
Year Ended December 31, 2003         $    6.97       0.02           1.78          1.80         (0.02)        (0.02)   $   8.75
Year Ended December 31, 2002         $    9.12       0.01          (2.15)        (2.14)        (0.01)        (0.01)   $   6.97
Year Ended December 31, 2001         $   10.00         --          (0.88)        (0.88)           --            --    $   9.12
Period Ended December 31, 2000 (a)   $   10.00         --             --            --            --            --    $  10.00

MID CAP FUND
Period Ended June 30, 2005***        $    9.17       0.02           0.37          0.39         (0.02)        (0.02)   $   9.54
Year Ended December 31, 2004         $    7.94      (0.01)          1.24          1.23            --            --    $   9.17
Year Ended December 31, 2003         $    5.92         --^          2.02          2.02            --^           --^   $   7.94
Year Ended December 31, 2002         $    7.59      (0.04)         (1.63)        (1.67)           --            --    $   5.92
Year Ended December 31, 2001         $   10.00      (0.09)         (2.32)        (2.41)           --            --    $   7.59
Period Ended December 31, 2000 (a)   $   10.00         --             --            --            --            --    $  10.00

                                                                     RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA
                                                               -------------------------------------------------------------
                                                     NET
                                                  NET ASSETS,                   NET
                                                    END OF                   INVESTMENT       EXPENSES (BEFORE
                                      TOTAL          PERIOD       NET           INCOME/           REDUCTIONS/       PORTFOLIO
                                     RETURN         (000'S)    EXPENSES        (LOSS)          REIMBURSEMENTS)+     TURNOVER
                                     -------      -----------  --------      ----------       -----------------    ---------
ENHANCED MARKET FUND
Period Ended June 30, 2005***          1.06%*     $    7,746   0.86%**        0.97%**              1.47%**           71.59%
Year Ended December 31, 2004          10.27%      $    7,669   1.01%          1.03%                1.63%            135.12%
Year Ended December 31, 2003          28.24%      $    6,789   1.10%          0.76%                1.76%             49.61%
Year Ended December 31, 2002         (24.23%)     $    4,868   1.23%          0.46%                1.91%             57.79%
Year Ended December 31, 2001         (12.88%)     $    5,466   1.24%          0.16%                2.12%             94.81%
Period Ended December 31, 2000 (a)     0.00%*     $    4,999   1.25%**       (1.25%)**            14.71%**            0.00%

INTERNATIONAL FUND
Period Ended June 30, 2005***         (2.29%)*    $   12,810   1.50%**        1.93%**              2.15%**           15.62%
Year Ended December 31, 2004          26.47%      $   13,091   1.43%          0.84%                2.04%              4.60%
Year Ended December 31, 2003          53.78%      $   10,148   1.50%          0.65%                2.16%             14.59%
Year Ended December 31, 2002         (16.40%)     $    6,488   1.50%          0.67%                2.43%            118.41%
Year Ended December 31, 2001         (24.10%)     $    7,707   1.50%          0.45%                2.62%             60.35%
Period Ended December 31, 2000 (a)     0.00%*     $    9,999   1.50%**       (1.50%)**             8.65%**            0.00%

LARGE CAP FUND
Period Ended June 30, 2005***         (1.73%)*    $    8,916   0.98%**        0.23%**              1.58%**            9.82%
Year Ended December 31, 2004           5.74%      $    9,123   1.05%          0.36%                1.65%             11.67%
Year Ended December 31, 2003          25.81%      $    8,438   1.06%          0.23%                1.57%              5.14%
Year Ended December 31, 2002         (23.44%)     $    6,029   1.09%          0.18%                1.84%              4.74%
Year Ended December 31, 2001          (8.77%)     $    6,450   1.16%         (0.04%)               2.05%              4.81%
Period Ended December 31, 2000 (a)     0.00%*     $    4,999   1.25%**       (1.25%)**            14.96%**            0.00%

MID CAP FUND
Period Ended June 30, 2005***          4.26%*     $    6,956   1.06%**        0.48%**              1.99%**           52.74%
Year Ended December 31, 2004          15.49%      $    6,561   1.25%         (0.08%)               2.23%            104.19%
Year Ended December 31, 2003          34.16%      $    5,473   1.25%          0.01%                2.40%             67.75%
Year Ended December 31, 2002         (22.00%)     $    3,789   1.25%         (0.63%)               2.39%            186.20%
Year Ended December 31, 2001         (24.10%)     $    4,312   1.24%         (1.11%)               2.40%            101.57%
Period Ended December 31, 2000 (a)     0.00%*     $    4,999   1.25%**       (1.25%)**            15.16%**            0.00%

  + During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.
  ^ Less than one cent per share.
  * Not Annualized.
 ** Annualized.
*** Unaudited.
(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

AMSOUTH VARIABLE INSURANCE FUNDS

EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of the AmSouth Variable Insurance Funds, you incur two types of costs: (1) transaction costs, including insurance contract charges; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AmSouth Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES (UNAUDITED)

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                   BEGINNING          ENDING        EXPENSE PAID       EXPENSE RATIO
                                 ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*      DURING PERIOD
                                    1/1/05            6/30/05     1/1/05 - 6/30/05  1/1/05 - 6/30/05**
                                 -------------    -------------   ----------------  ------------------
    Enhanced Market Fund          $ 1,000.00        $ 1,010.60        $ 4.29              0.86%
    International Equity Fund       1,000.00            977.10          7.35              1.50%
    Large Cap Fund                  1,000.00            982.70          4.82              0.98%
    Mid Cap Fund                    1,000.00          1,042.60          5.37              1.06%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (UNAUDITED)

The table below provides information about hypothetical account values and hypothetical expenses based on each AmSouth Variable Insurance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as insurance contract charges. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   BEGINNING          ENDING        EXPENSE PAID       EXPENSE RATIO
                                 ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*      DURING PERIOD
                                    1/1/05            6/30/05     1/1/05 - 6/30/05  1/1/05 - 6/30/05**
                                 -------------    -------------   ----------------  ------------------
    Enhanced Market Fund          $ 1,000.00        $ 1,020.53        $ 4.31              0.86%
    International Equity Fund       1,000.00          1,017.36          7.50              1.50%
    Large Cap Fund                  1,000.00          1,019.93          4.91              0.98%
    Mid Cap Fund                    1,000.00          1,019.54          5.31              1.06%

----------
    * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
    ** Absent waiver of fees and/or reimbursement of expenses during the period, expenses would have been higher and ending account values would have been lower.

PROXY VOTING:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-862-6668; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS:

The Funds file a Form N-Q with the Securities and Exchange Commission ("SEC") no later than sixty days after the Funds' first and third quarters of its fiscal year. Form N-Q includes a schedule of the Funds' portfolio holdings as of the end of those fiscal quarters. The Funds' N-Q filings can be found on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information on the operation of the Public Reference Room.

RENEWAL OF THE FUNDS' INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on February 23, 2005, the Board of Trustees of the Trust (the "Board") considered the proposed continuation of the Amended and Restated Investment Advisory Agreements between the Trust, on behalf of the Funds, and AmSouth Asset Management, Inc. ("AAMI"). At the same meeting, the Board also considered the proposed continuation of the Amended and Restated Sub-Advisory Agreement between AAMI and OakBrook Investments, LLC ("OakBrook") with respect sub-advisory services provided to the AmSouth Mid Cap and AmSouth Enhanced Market Funds, as well as the Amended and Restated Sub-Advisory Agreement between AAMI and Dimensional Fund Advisors, Inc. ("Dimensional") for sub-advisory services provided to the AmSouth International Equity Fund.

The Board carefully reviewed and evaluated the written information that AAMI, OakBrook and Dimensional had presented for the Board's review, as well as AAMI's presentation at the meeting. In approving the continuation of the agreements, the Board considered numerous factors, including, among others, (1) the nature, extent, and quality of the services to be provided or procured by AAMI, OakBrook and Dimensional; (2) the investment performance of the Funds, AAMI, OakBrook and Dimensional; (3) the costs of the services to be provided and profits to be realized by AAMI, OakBrook, Dimensional and the affiliates of each from the relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board also took into account other considerations that it believed, in light of the legal advice furnished to the Trustees by their counsel and the Trustees' own business judgment, to be relevant. The determinations made by the Board in reviewing the agreements included, but were not limited to, the following:

RENEWAL OF THE AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENTS BETWEEN THE TRUST AND AAMI (THE "AAMI AGREEMENTS")

   - THE NATURE, EXTENT AND QUALITY OF THE ADVISORY SERVICES TO BE PROVIDED. The Board considered the nature and quality of the services provided by AAMI to the Funds in the past, as well as the services anticipated to be provided in the future. The Board concluded that AAMI is capable of providing high quality services to the Funds, as indicated by AAMI's management capabilities demonstrated with respect to the Funds and other funds managed by AAMI, the professional qualifications and experience of AAMI's portfolio management team, AAMI's investment and management oversight process, and AAMI's investment management capabilities and oversight to support the Funds' operations. The Board also concluded that AAMI proposed to provide or procure investment and related services that were of the same quality and quantity as the investment and related services provided to the Funds in the past, that these services were appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs, and that AAMI's obligations will remain the same in all respects.

   - THE INVESTMENT PERFORMANCE OF THE FUNDS AND AAMI. The Board determined that the Funds' performance to date has been acceptable. The Board concluded that AAMI's investment performance was competitive relative to comparable funds and each Fund's benchmark index. With respect to the Mid Cap Fund, the Board concluded that performance before fees was in-line with the Fund's benchmark index. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by AAMI, the Trustees concluded that AAMI was capable of generating a level of long-term investment performance that is appropriate in light of the Funds' investment objectives, policies and strategies and competitive with many other investment companies.

   - THE COST OF SERVICES TO BE PROVIDED AND THE PROFITS TO BE REALIZED BY AAMI AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUNDS. On the basis of the Board's review of the fees to be charged by AAMI for investment advisory services, and the estimated profitability of AAMI's relationship with each Fund, the Board concluded that the levels of investment advisory fees and AAMI's profitability were appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between each Fund and AAMI and its affiliates. Further, on the basis of comparative information supplied by Lipper Analytics Services, Inc., the Board determined that the advisory fees and estimated net expense ratio of each Fund were consistent with industry averages.

   - THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER THE FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF THE FUNDS. The Trustees concluded that the Funds' investment advisory fees appropriately reflect the current economic environment for AAMI and the competitive nature of the mutual fund market. The Trustees further determined that the Funds have yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the investment advisory fees. While the investment advisory fees do not reduce should Fund assets grow meaningfully, the Board determined that the investment advisory fees payable under the agreements already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics Services, Inc. and AAMI's estimated profitability at current or foreseeable asset levels. The Board also noted that it will have the opportunity to periodically re-examine whether a Fund has achieved economies of scale, and the appropriateness of advisory fees payable to AAMI, in the future.

   - BENEFITS (SUCH AS SOFT DOLLARS) TO AAMI FROM ITS RELATIONSHIP WITH THE FUNDS (AND ANY CORRESPONDING BENEFITS TO THE FUNDS). The Trustees concluded that other benefits derived by AAMI from its relationship with the Funds, including "soft dollar" benefits in connection with Fund brokerage transactions, are reasonable and fair, and consistent with industry practice and the best interests of the Funds and their shareholders.

   - OTHER CONSIDERATIONS: In approving the AAMI Agreements, the Board determined that AAMI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. The Trustees also concluded that AAMI had made a significant entrepreneurial commitment to the management and success of the Funds, which entailed a substantial financial and professional commitment, including investment advisory fee waivers and expense limitation arrangements with respect to certain of the Funds to the benefit of Fund shareholders.

After careful consideration, the Trustees determined that investment advisory fees paid under the AAMI Agreements were reasonable and fair and the AAMI Agreements were in the best interest of the Funds.

RENEWAL OF THE AMENDED AND RESTATED SUB-ADVISORY AGREEMENTS BETWEEN AAMI AND OAKBROOK WITH RESPECT TO THE AMSOUTH MID CAP FUND AND THE AMSOUTH ENHANCED MARKET FUND (THE "OAKBROOK AGREEMENTS")

   - THE NATURE, EXTENT AND QUALITY OF THE ADVISORY SERVICES TO BE PROVIDED BY OAKBROOK. The Board considered the nature and quality of the services provided by OakBrook to the Funds in the past, as well as the services anticipated to be provided in the future. The Board concluded that OakBrook was capable of providing high quality services to the Funds, as indicated by OakBrook's management capabilities demonstrated with respect to the Funds, the professional qualifications and experience of OakBrook's portfolio management team, OakBrook's disciplined investment process and OakBrook's efforts to build its investment management capabilities to support the Funds' operations. The Board determined that OakBrook would provide investment and related services that were of the same quality and quantity as the investment and related services provided to the Funds in the past, that these services were appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs, and that OakBrook's obligations will remain the same in all respects.

   - THE INVESTMENT PERFORMANCE OF THE FUNDS AND OAKBROOK. The Board determined that the Funds' performance to date has been acceptable, and concluded that OakBrook's investment performance was competitive or superior relative to comparable funds and the Fund's benchmark indices. Specifically, the Board concluded that the Mid Cap and Enhanced Market Funds' performance before fees were in-line with market performance. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided by OakBrook, the Trustees concluded that OakBrook was capable of generating a level of long-term investment performance that is appropriate in light of the Funds' investment objectives, policies and strategies and competitive with many other investment companies.

   - THE COST OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY OAKBROOK AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. On the basis of the Board's review of the investment sub-advisory fees to be charged by OakBrook for sub-advisory services, and the estimated profitability of OakBrook's relationship with the Funds, the Board concluded that the level of investment sub-advisory fees and OakBrook's profitability were appropriate in light of the advisory fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Funds and OakBrook and its affiliates. Further, on the basis of comparative information supplied by Lipper Analytics Services, Inc., the Board determined that the estimated net expense ratio of the Funds was consistent with industry averages.

   - THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER THE FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF THE FUNDS. The Trustees concluded that the Funds' investment advisory and sub-advisory fees appropriately reflect the current economic environment for AAMI and OakBrook and the competitive nature of the mutual fund market. The Trustees further determined that the Funds have yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the investment advisory or sub-advisory fees. While the advisory and sub-advisory fees do not reduce should Fund assets grow meaningfully, the Board determined that the overall level of advisory fees payable by the Funds already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics Services, Inc. and AAMI's and OakBrook's estimated profitability at current or foreseeable asset levels. The Board also noted that it will have the opportunity to periodically re-examine whether the Funds have achieved economies of scale, and the appropriateness of sub-advisory fees payable to OakBrook, in the future.

   - BENEFITS (SUCH AS SOFT DOLLARS) TO OAKBROOK FROM ITS RELATIONSHIP WITH THE FUNDS (AND ANY CORRESPONDING BENEFITS TO THE FUNDS). The Trustees concluded that OakBrook did not derive "soft dollar" benefits in connection with Fund brokerage transactions, and that any other benefits derived by OakBrook from its relationship with the Funds were reasonable and fair, and consistent with industry practice and the best interests of the Funds and its shareholders.

   - OTHER CONSIDERATIONS: In approving the OakBrook Agreement, the Board also determined that OakBrook had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders.

After careful consideration, the Trustees determined that investment sub-advisory fees paid under the OakBrook Agreements were reasonable and fair and the OakBrook Agreements were in the best interest of the AmSouth Mid Cap and AmSouth Enhanced Market Funds.

RENEWAL OF THE AMENDED AND RESTATED SUB-ADVISORY AGREEMENT BETWEEN AAMI AND DIMENSIONAL WITH RESPECT TO THE AMSOUTH INTERNATIONAL EQUITY FUND (THE "DIMENSIONAL AGREEMENT")

   - THE NATURE, EXTENT AND QUALITY OF THE ADVISORY SERVICES TO BE PROVIDED BY DIMENSIONAL. The Board considered the nature and quality of the services provided by Dimensional to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that Dimensional is capable of providing high quality services to Fund, as indicated by Dimensional's management capabilities demonstrated with respect to the Fund, the professional qualifications and experience of Dimensional's portfolio management team, and Dimensional's research-driven investment process. The Board concluded that Dimensional would provide investment services that were of the same quality and quantity as the investment services provided to the Fund in the past, that these services were appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that Dimensional's obligations will remain the same in all respects.

   - THE INVESTMENT PERFORMANCE OF THE FUND AND DIMENSIONAL. The Board determined that the Fund's performance to date has been acceptable since Dimensional assumed sub-advisory responsibilities, and concluded that Dimensional's investment performance was competitive or superior relative to comparable funds and the Fund's benchmark index. In particular, the Board noted that the

     Fund had slightly outperformed its benchmark index for 2004. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided by Dimensional, the Trustees concluded that Dimensional was capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

   - THE COST OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE DIMENSIONAL AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. On the basis of the Board's review of the investment sub-advisory fees to be charged by Dimensional for sub-advisory services, and the estimated profitability of Dimensional's relationship with the Fund, the Board concluded that the level of investment sub-advisory fees and Dimensional's profitability were appropriate in light of the advisory fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and Dimensional and its affiliates. Further, on the basis of comparative information supplied by Lipper Analytics Services, Inc., the Board determined that the estimated net expense ratio of the Fund was consistent with industry averages.

   - THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER THE FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF THE FUND. The Trustees concluded that the Fund's investment advisory and sub-advisory fees appropriately reflect the current economic environment for AAMI and Dimensional and the competitive nature of the mutual fund market. The Directors further determined that the Fund has yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the investment advisory or sub-advisory fees. While the Fund's investment advisory and sub-advisory fees do not reduce should Fund assets grow meaningfully, the Directors determined that the overall level of investment advisory fees payable by the Fund already reflect potential future economies of scale to some extent by virtue of its competitive level determined with reference to industry standards as reported by Lipper Analytics Services, Inc. and AAMI's and Dimensional's estimated profitability at current or foreseeable asset levels. The Board also noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of sub-advisory fees payable to Dimensional, in the future.

   - BENEFITS (SUCH AS SOFT DOLLARS) TO DIMENSIONAL FROM ITS RELATIONSHIP WITH THE FUND (AND ANY CORRESPONDING BENEFITS TO THE FUND). The Trustees concluded that other benefits derived by Dimensional from its relationship with the Fund, including "soft dollar" benefits in connection with Fund brokerage transactions, were reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.

   - OTHER CONSIDERATIONS: In approving the Dimensional Agreement, the Board also determined that Dimensional had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that was consistent with the best interests of the Fund and its shareholders.

After careful consideration, the Trustees determined that investment sub-advisory fee paid under the Dimensional Agreement was reasonable and fair and the Dimensional Agreement was in the best interest of the Fund.

ITEM 2.  CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act
                 (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.  SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Variable Insurance Funds
            ---------------------------------------------------------------------------------

By (Signature and Title)      /s/ Steven D. Pierce          Steven D. Pierce, Treasurer
                        ---------------------------------------------------------------------

Date    September 1, 2005
    -----------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Walter B. Grimm           Walter B. Grimm, President
                        ---------------------------------------------------------------------

Date    September 1, 2005
    -----------------------

By (Signature and Title)      /s/ Steven D. Pierce          Steven D. Pierce, Treasurer
                        ---------------------------------------------------------------------

Date   September 1, 2005
    -----------------------